UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Commodity Strategy Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Greater India Fund

Eaton Vance Investment Grade Income Fund

Eaton Vance Large-Cap Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Parametric Option Absolute Return Strategy Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Small-Cap Value Fund

Eaton Vance Special Equities Fund

Eaton Vance

Balanced Fund

September 30, 2012 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2012, the Fund owned 60.3% of Investment Grade Income Portfolio’s outstanding interests and 68.4% of Large-Cap Core Research Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2012 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Large-Cap Core Research Portfolio (identified cost, $109,736,125)	$133,170,812	65.6%

Investment Grade Income Portfolio (identified cost, $67,904,888)	70,052,351	34.5

Total Investments in Affiliated Portfolios (identified cost, $177,641,013)	$203,223,163	100.1%

Other Assets, Less Liabilities	$(258,814)	(0.1)%

Net Assets	$202,964,349	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012 and December 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC
(call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Commodity Strategy Fund

September 30, 2012

Consolidated Portfolio of Investments (Unaudited)

Corporate Bonds — 12.4%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.1%
Esterline Technologies Corp., 6.625%, 3/1/17	$120	$124,650

		$124,650

Apparel — 0.1%
Wolverine World Wide, Inc., 6.125%, 10/15/20(1)	$400	$414,000

		$414,000

Banks — 0.4%
Ally Financial, Inc., 4.50%, 2/11/14	$975	$999,375
Ally Financial, Inc., 6.75%, 12/1/14	325	349,375

		$1,348,750

Building Materials — 0.1%
USG Corp., 6.30%, 11/15/16	$250	$253,750

		$253,750

Commercial Services — 0.3%
Lender Processing Services, Inc., 5.75%, 4/15/23	$275	$275,000
Service Corp. International, 7.375%, 10/1/14	155	171,275
Sotheby’s, 5.25%, 10/1/22(1)	335	339,187

		$785,462

Diversified Financial Services — 5.4%
Air Lease Corp., 4.50%, 1/15/16(1)	$200	$201,000
Air Lease Corp., 5.625%, 4/1/17(1)	225	230,625
Blue Fin, Ltd., 8.606%, 5/28/13(1)(2)(3)	2,250	2,302,650
CNG Holdings, Inc., 9.375%, 5/15/20(1)	35	36,138
East Lane Re IV, Ltd., 5.856%, 3/14/14(1)(2)(3)	1,400	1,445,360
Everglades Re, Ltd., 17.856%, 4/30/14(1)(2)(3)	4,000	4,339,600
Global Investments Group Finance, Ltd., 11.00%, 9/24/17(4)	600	594,000
Golden State Re, Ltd., 3.856%, 1/8/15(1)(2)(3)	3,000	3,030,000
International Lease Finance Corp., 4.875%, 4/1/15	375	391,186
International Lease Finance Corp., 5.875%, 4/1/19	360	383,565
International Lease Finance Corp., 6.50%, 9/1/14(1)	750	810,000
International Lease Finance Corp., MTN, 5.625%, 9/20/13	775	802,125
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/1/20(1)	100	102,250
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 5/1/19(1)	125	136,563
Nuveen Investments, Inc., 9.125%, 10/15/17(1)	725	723,187
Nuveen Investments, Inc., 9.50%, 10/15/20(1)	225	225,000
Residential Re 2011, Ltd., 8.856%, 6/6/15(1)(2)(3)	750	756,150
Serta Simmons Holdings, LLC, 8.125%, 10/1/20(1)	339	338,152

		$16,847,551

Electrical Components & Equipment — 0.4%
International Wire Group Holdings, Inc., 8.50%, 10/15/17(1)	$500	$500,000
WireCo WorldGroup, Inc., 9.50%, 5/15/17	685	736,375

		$1,236,375

Security	Principal Amount (000’s omitted)	Value
Environmental Controls — 0.0%(5)
ADS Waste Holdings, Inc., 8.25%, 10/1/20(1)	$115	$117,588

		$117,588

Forest Products & Paper — 0.1%
Smurfit Kappa Acquisitions, 4.875%, 9/15/18(1)	$400	$396,500

		$396,500

Health Care - Products — 0.4%
Biomet, Inc., 6.50%, 8/1/20(1)	$100	$103,875
Biomet, Inc., 6.50%, 10/1/20(1)	1,050	1,034,250
DJO Finance, LLC/DJO Finance Corp., 9.875%, 4/15/18(1)	120	119,100

		$1,257,225

Health Care - Services — 0.2%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	$150	$156,000
HCA, Inc., 6.25%, 2/15/13	100	101,875
HCA, Inc., 6.75%, 7/15/13	170	176,800

		$434,675

Home Builders — 0.6%
D.R. Horton, Inc., 4.375%, 9/15/22	$450	$448,313
D.R. Horton, Inc., 5.625%, 1/15/16	43	46,655
D.R. Horton, Inc., 6.125%, 1/15/14	60	63,300
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20(1)	475	488,062
Ryland Group, Inc., 5.375%, 10/1/22	200	201,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	450	515,632

		$1,762,962

Household Products — 0.4%
Reynolds Group Holdings, Ltd., 5.75%, 10/15/20(1)	$1,225	$1,226,531

		$1,226,531

Iron & Steel — 0.2%
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	$550	$563,750

		$563,750

Leisure Time — 0.1%
Sabre, Inc., 8.50%, 5/15/19(1)	$225	$231,750

		$231,750

Lodging — 0.1%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	$375	$405,000

		$405,000

Machinery - Diversified — 0.2%
Case New Holland, Inc., 7.75%, 9/1/13	$495	$520,369

		$520,369

Media — 0.7%
Cablevision Systems Corp., 5.875%, 9/15/22	$475	$475,000
DISH DBS Corp., 6.75%, 6/1/21	30	32,850
Nielsen Finance, LLC/Nielsen Finance Co., 4.50%, 10/1/20(1)	350	349,562
Time Warner Cable, Inc., 4.50%, 9/15/42	135	135,362
WideOpenWest Finance, LLC/WideOpenWest Capital Corp., 10.25%, 7/15/19(1)	1,000	1,060,000
WideOpenWest Finance, LLC/WideOpenWest Capital Corp., 13.375%, 10/15/19(1)	225	231,750

		$2,284,524

Metal Fabricate & Hardware — 0.0%(5)
Mueller Water Products, Inc., 8.75%, 9/1/20	$22	$24,970

		$24,970

Security	Principal Amount (000’s omitted)	Value
Oil & Gas — 0.9%
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 4/15/22(1)	$309	$321,360
Comstock Resources, Inc., 9.50%, 6/15/20	200	215,500
Drill Rigs Holdings, Inc., 6.50%, 10/1/17(1)	1,075	1,070,969
Newfield Exploration Co., 7.125%, 5/15/18	550	583,000
PDC Energy, Inc., 7.75%, 10/15/22(1)	450	454,500

		$2,645,329

Oil & Gas Services — 0.1%
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20(1)	$400	$416,500

		$416,500

Packaging & Containers — 0.0%(5)
Pactiv, LLC, 8.125%, 6/15/17	$50	$49,250

		$49,250

Pharmaceuticals — 0.1%
Sky Growth Acquisition Corp., 7.375%, 10/15/20(1)	$275	$277,406

		$277,406

Pipelines — 0.1%
Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 4/15/23	$350	$354,812

		$354,812

Real Estate — 0.1%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	$85	$95,625
Crescent Resources, LLC/Crescent Ventures, Inc., 10.25%, 8/15/17(1)	250	261,250

		$356,875

Retail — 0.6%
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$750	$781,875
GRD Holdings III Corp., 10.75%, 6/1/19(1)	275	277,063
Limited Brands, Inc., 5.25%, 11/1/14	480	510,000
Penske Automotive Group, Inc., 5.75%, 10/1/22(1)	100	103,000
QVC, Inc., 7.50%, 10/1/19(1)	100	110,708

		$1,782,646

Telecommunications — 0.6%
Frontier Communications Corp., 6.25%, 1/15/13	$1,205	$1,223,075
tw telecom holdings, inc., 5.375%, 10/1/22(1)	675	691,031
ViaSat, Inc., 6.875%, 6/15/20(1)	50	51,750

		$1,965,856

Transportation — 0.1%
Bristow Group, Inc., 6.25%, 10/15/22	$225	$231,188

		$231,188

Trucking & Leasing — 0.0%(5)
Aviation Capital Group Corp., 7.125%, 10/15/20(1)	$59	$62,011

		$62,011

Total Corporate Bonds (identified cost $37,667,245)		$38,378,255

Foreign Corporate Bonds — 4.8%

Security	Principal Amount* (000’s omitted)		Value
Argentina — 0.2%
Arcos Dorados Holdings, Inc., 10.25%, 7/13/16(1)	BRL	1,000	$530,275

Total Argentina			$530,275

Australia — 0.3%
Midwest Vanadium Pty, Ltd., 11.50%, 2/15/18(1)		350	$215,250
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		400	403,612
Nufarm Australia, Ltd., 6.375%, 10/15/19(1)		340	349,350

Total Australia			$968,212

Brazil — 2.0%
Ceagro Agricola, Ltd., 10.75%, 5/16/16(1)		400	$388,000
Ceagro Agricola, Ltd., 10.75%, 5/16/16(4)		200	194,000
Morgan Stanley Brazilian Inflation Linked Note, 5.40%, 5/15/15(1)(6)	BRL	1,855	988,583
OGX Austria GmbH, 8.375%, 4/1/22(1)		250	218,125
OGX Austria GmbH, 8.50%, 6/1/18(4)		500	452,500
Sifco SA, 11.50%, 6/6/16(4)		200	137,000
Virgolino de Oliveira Finance, Ltd., 10.50%, 1/28/18(4)		145	145,000
WPE International Cooperatief UA, 10.375%, 9/30/20(1)		2,100	1,806,000
WPE International Cooperatief UA, 10.375%, 9/30/20(4)		2,275	1,956,500

Total Brazil			$6,285,708

Canada — 0.2%
Agrium, Inc., 3.15%, 10/1/22		400	$403,763
Banro Corp., 10.00%, 3/1/17(1)		150	132,000
IAMGOLD Corp., 6.75%, 10/1/20(1)		225	221,062

Total Canada			$756,825

China — 0.3%
China Liansu Group Holdings, Ltd., 7.875%, 5/13/16(1)		1,000	$1,000,000

Total China			$1,000,000

Colombia — 0.1%
Grupo Aval, Ltd., 4.75%, 9/26/22(1)		250	$246,875

Total Colombia			$246,875

Jamaica — 0.1%
Jamaica Public Service Co., Ltd., 11.00%, 7/6/21(1)		200	$211,500

Total Jamaica			$211,500

Luxembourg — 0.2%
Intelsat Jackson Holdings SA, 6.625%, 12/15/22(1)		490	$489,388

Total Luxembourg			$489,388

Mexico — 0.4%
BBVA Bancomer SA, 6.75%, 9/30/22(1)		750	$821,250
Servicios Corporativos Javer SAPI de CV, 9.875%, 4/6/21(4)		525	523,687

Total Mexico			$1,344,937

Security	Principal Amount* (000’s omitted)	Value
Netherlands — 0.0%(5)
UPC Holding BV, 9.875%, 4/15/18(1)	55	$60,775

Total Netherlands		$60,775

Norway — 0.5%
SinOceanic II AS, 10.00%, 2/17/15(1)	1,000	$992,500
TiZir, Ltd., 9.00%, 9/28/17	600	605,508

Total Norway		$1,598,008

Peru — 0.5%
Camposol SA, 9.875%, 2/2/17(4)	750	$840,000
CFG Investment SAC, 9.75%, 7/30/19(1)	900	720,000

Total Peru		$1,560,000

Total Foreign Corporate Bonds (identified cost $16,096,797)		$15,052,503

U.S. Treasury Obligations — 18.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(7)	$16,608	$17,610,974
0.50%, 4/15/15(7)	14,801	15,561,084
1.25%, 4/15/14(7)	10,177	10,586,781
2.125%, 2/15/41(7)	9,416	13,883,685

Total U.S. Treasury Obligations (identified cost $52,370,890)		$57,642,524

Preferred Securities — 0.3%

Security	Shares	Value
Diversified Financial Services — 0.3%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(8)	3	$335,631
General Electric Capital Corp., Series B, 6.25% to 12/15/22(8)	5	540,587

Total Preferred Securities (identified cost $818,816)		$876,218

Warrants — 0.0%(5)

Security	Shares	Value
Banro Corp., Expires 3/2/17(1)(9)	14,400	$19,080

Total Warrants (identified cost $24,320)		$19,080

Short-Term Investments — 66.0%

U.S. Treasury Obligations — 54.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/6/12(10)	$100,000	$99,986,300
U.S. Treasury Bill, 0.00%, 1/10/13(10)	70,000	69,984,810

Total U.S. Treasury Obligations (identified cost $169,964,973)		$169,971,110

Other — 11.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(11)	$34,432	$34,431,915

Total Other (identified cost $34,431,915)		$34,431,915

Total Short-Term Investments (identified cost $204,396,888)		$204,403,025

Total Investments — 102.1% (identified cost $311,374,956)		$316,371,605

Other Assets, Less Liabilities — (2.1)%		$(6,649,071)

Net Assets — 100.0%		$309,722,534

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

MTN	-	Medium-Term Note

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $36,545,628 or 11.8% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2012.

(3)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)	Amount is less than 0.05%.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8)	Security converts to floating rate after the indicated fixed-rate coupon period.

(9)	Non-income producing security.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open futures and/or swap contracts.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $34,925.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2012 were $72,185,921 or 23.3% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at September 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
11/13/12	Czech Koruna 45,500,000	United States Dollar 2,444,659	Citibank NA	$118,854
12/19/12	Australian Dollar 7,000,000	United States Dollar 7,284,760	Goldman Sachs International	71,493
12/19/12	Czech Koruna 11,500,000	United States Dollar 615,615	Barclays Bank PLC	27,617
12/19/12	Euro 2,400,000	United States Dollar 3,013,800	Goldman Sachs International	(72,903)
12/19/12	Euro 3,000,000	United States Dollar 3,746,265	Goldman Sachs International	(112,114)
12/19/12	Euro 12,000,000	United States Dollar 15,279,960	Goldman Sachs International	(153,556)
12/19/12	Japanese Yen 411,282,300	United States Dollar 5,228,276	Barclays Bank PLC	(45,795)
12/19/12	Japanese Yen 300,000,000	United States Dollar 3,803,535	Goldman Sachs International	(43,509)
12/19/12	New Zealand Dollar 1,800,000	United States Dollar 1,480,455	Barclays Bank PLC	(3,756)

				$(213,669)

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Depreciation
11/13/12	Polish Zloty 7,600,000	United States Dollar 2,436,444	Citibank NA	$(76,178)

				$(76,178)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/12	23 Cotton	Short	$(836,740)	$(812,475)	$24,265
12/12	35 Gold	Short	(5,692,930)	(6,208,650)	(515,720)
12/12	42 Light Sweet Crude Oil	Long	4,010,160	3,887,520	(122,640)
12/12	40 Live Cattle	Short	(2,043,200)	(1,995,200)	48,000
12/12	8 LME Copper	Short	(1,680,000)	(1,642,300)	37,700
12/12	8 LME Copper	Long	1,916,850	1,642,300	(274,550)
12/13	8 LME Copper	Short	(1,859,800)	(1,639,700)	220,100
12/13	8 LME Copper	Long	1,675,000	1,639,700	(35,300)
1/13	83 Platinum	Long	6,772,370	6,927,595	155,225

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/12	40 British Pound Sterling	Short	$(4,048,750)	$(4,034,000)	$14,750
12/12	60 Euro	Short	(9,813,750)	(9,646,500)	167,250
12/12	4 Japanese Yen	Short	(642,700)	(641,600)	1,100
12/12	198 U.S. 5-Year Treasury Note	Short	(24,569,016)	(24,677,297)	(108,281)
12/12	360 U.S. 10-Year Treasury Note	Long	47,631,516	48,054,375	422,859

					$34,758

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Receives	Fund Pays	Termination Date	Net Unrealized Depreciation
Citibank NA	USD	2,100	1.10%	Return on CPI-U (NSA)	10/4/12	$(61,488)
Citibank NA	USD	2,000	1.24	Return on CPI-U (NSA)	11/1/12	(60,612)
Citibank NA	USD	3,000	1.30	Return on CPI-U (NSA)	12/6/12	(89,541)
Citibank NA	EUR	2,000	1.64	Return on EUR-EXT-CPI	11/2/15	(52,746)
Citibank NA	EUR	2,000	1.69	Return on EUR-EXT-CPI	12/6/15	(46,658)
Credit Suisse International	EUR	6,000	2.00	Return on EUR-EXT-CPI	2/10/16	(671)

						$(311,716)

EUR	-	Euro

USD	-	United States Dollar

CPI-U (NSA)	-	Non-revised Consumer Price Index All Urban Non-Seasonally Adjusted

EUR-EXT-CPI	-	EUR-Non-revised Consumer Price Index excluding Tobacco

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Citibank NA	MXN	72,000	Pays	1-Month MXN- TIIE-Banxico	4.96%	7/14/17	$(62,430)
Credit Suisse International	MXN	75,000	Pays	1-Month MXN- TIIE-Banxico	4.70	11/12/13	(11,058)
Credit Suisse International	USD	14,000	Receives	3-Month USD- LIBOR-BBA	3.89	6/27/41	(3,959,651)

							$(4,033,139)

MXN	-	Mexican Peso

USD	-	United States Dollar

Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Depreciation
France	Citibank NA	$4,000	0.25	%(1)	9/20/16	$84,998	$(147,880)	$(62,882)
France	Credit Suisse International	5,000	0.25	(1)	6/20/16	87,424	(88,577)	(1,153)
Markit CDX Emerging Markets Index	Citibank NA	5,000	5.00	(1)	6/20/16	(561,309)	507,985	(53,324)
Markit CDX Emerging Markets Index	Citibank NA	3,000	5.00	(1)	6/20/17	(380,420)	258,450	(121,970)
Markit CDX Emerging Markets Index	Credit Suisse International	2,750	5.00	(1)	6/20/16	(308,720)	268,391	(40,329)
Markit CDX North America High Yield Index	Credit Suisse International	11,000	5.00	(1)	12/20/17	33,662	(68,750)	(35,088)

						$(1,044,365)	$729,619	$(314,746)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America NA	$10,000,000	Pays	Total Return on BofA Merrill Lynch U.S. Emerging Markets Liquid Corporate Plus Index	Receives	1-Month USD- LIBOR-BBA + 0.15%	12/20/12	$1,126
Barclays Bank PLC	3,000,000	Receives	Excess Return on Barclays Capital AIMS Index	Pays	1.00%	1/10/13	19,251
Barclays Bank PLC	15,075,000	Receives	Excess Return on Barclays Commodity Strategy 1607 Index	Pays	0.50	11/14/12	26,426
Barclays Bank PLC	78,700,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.25	11/14/12	1,597,573
Citibank NA	39,300,000	Receives	Excess Return on Citi Commodities Curve Beta Enhanced Dow Jones-UBS Commodity Index	Pays	0.48	11/7/12	315,229

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	$2,500,000	Receives	Excess Return on Citi Commodities Curve Beta Enhanced Super Alpha Dow Jones-UBS Commodity Index	Pays	0.48%	10/10/12	$(8,805)
Citibank NA	66,350,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.18	11/7/12	1,074,600
Credit Suisse International	120,200,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.18	10/10/12	2,669,805
JPMorgan Chase Bank NA	500,000	Receives	Excess Return on J.P. Morgan Mozaic 3 Index	Pays	2.25	1/10/13	3,854
JPMorgan Chase Bank NA	2,500,000	Receives	Excess Return on J.P. Morgan Volemont Asia Strategy Index	Pays	0.00	10/31/12	34,732
JPMorgan Chase Bank NA	5,000,000	Receives	Excess Return on J.P. Morgan Volemont Strategy Index	Pays	0.00	11/2/12	420
Merrill Lynch International	6,000,000	Receives	Excess Return on MLCX-Armored Wolf Long-Short Index	Pays	0.53	10/31/12	—

							$5,734,211

Written options activity for the fiscal year to date ended September 30, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	40,000,356	$438,136
Options written	395	559,065
Options terminated in closing purchase transactions	(435)	(637,905)
Options expired	(40,000,316)	(359,296)

Outstanding, end of period	—	$—

At September 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and use of derivatives, the Fund is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including forward commodity contracts, commodity futures contracts and options thereon and total return swaps and options based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Credit Risk: The Fund enters into credit default swap and total return swap contracts to manage its credit risk, to gain exposure to a credit risk or to enhance return.

Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap, inflation swap and total return swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance return or to hedge against fluctuations in currency exchange rates.

Equity Price Risk: The Fund enters into equity index futures contracts and total return swap contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$485,290	$(948,210)
Commodity	Total Return Swaps	5,683,633	(8,805)

		$6,168,923	$(957,015)

Credit	Credit Default Swaps	$206,084	$(1,250,449)
Credit	Total Return Swaps	4,980	—

		$211,064	$(1,250,449)

Equity Price	Total Return Swaps	$35,152	$—

		$35,152	$—

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$217,964	$(507,811)
Foreign Exchange	Futures Contracts*	183,100	—

		$401,064	$(507,811)

Interest Rate	Futures Contracts*	$422,859	$(108,281)
Interest Rate	Inflation Swaps	—	(311,716)
Interest Rate	Interest Rate Swaps	—	(4,033,139)
Interest Rate	Total Return Swaps	19,251	—

		$442,110	$(4,453,136)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$312,030,043

Gross unrealized appreciation	$5,810,955
Gross unrealized depreciation	(1,469,393)

Net unrealized appreciation	$4,341,562

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$38,378,255	$—	$38,378,255
Foreign Corporate Bonds	—	15,052,503	—	15,052,503
U.S. Treasury Obligations	—	57,642,524	—	57,642,524
Preferred Securities	—	876,218	—	876,218
Warrants	—	19,080	—	19,080
Short-Term Investments -
U.S. Treasury Obligations	—	169,971,110	—	169,971,110
Other	—	34,431,915	—	34,431,915
Total Investments	$—	$316,371,605	$—	$316,371,605
Forward Foreign Currency Exchange Contracts	$—	$217,964	$—	$217,964
Futures Contracts	1,091,249	—	—	1,091,249
Swap Contracts	—	5,949,100	—	5,949,100
Total	$1,091,249	$322,538,669	$—	$323,629,918

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(507,811)	$—	$(507,811)
Futures Contracts	(1,056,491)	—	—	(1,056,491)
Swap Contracts	—	(5,604,109)	—	(5,604,109)
Total	$(1,056,491)	$(6,111,920)	$—	$(7,168,411)

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Dividend Builder Fund

September 30, 2012 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2012, the value of the Fund’s investment in the Portfolio was $1,121,759,707 and the Fund owned 99.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 4.5%
Boeing Co. (The)	150,000	$10,443,000
Honeywell International, Inc.	200,000	11,950,000
Lockheed Martin Corp.	125,000	11,672,500
United Technologies Corp.	215,000	16,832,350

		$50,897,850

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	75,000	$5,367,750

		$5,367,750

Chemicals — 4.4%
Celanese Corp., Series A	125,000	$4,738,750
Cytec Industries, Inc.	75,000	4,914,000
LyondellBasell Industries NV, Class A(1)	290,000	14,981,400
Monsanto Co.	150,000	13,653,000
PPG Industries, Inc.	100,000	11,484,000

		$49,771,150

Commercial Banks — 7.1%
KeyCorp	1,300,000	$11,362,000
PNC Financial Services Group, Inc.	362,000	22,842,200
Regions Financial Corp.	2,000,000	14,420,000
Wells Fargo & Co.	911,672	31,480,034

		$80,104,234

Communications Equipment — 2.5%
QUALCOMM, Inc.	450,000	$28,120,500

		$28,120,500

Computers & Peripherals — 5.4%
Apple, Inc.	92,000	$61,387,920

		$61,387,920

Containers & Packaging — 0.4%
Amcor, Ltd.	575,000	$4,613,669

		$4,613,669

Diversified Financial Services — 2.2%
Bank of America Corp.	1,420,000	$12,538,600
JPMorgan Chase & Co.	300,000	12,144,000

		$24,682,600

Diversified Telecommunication Services — 2.4%
CenturyLink, Inc.	205,000	$8,282,000
Telstra Corp., Ltd.	4,500,000	18,242,971

		$26,524,971

Electric Utilities — 0.5%
Edison International	120,000	$5,482,800

		$5,482,800

Energy Equipment & Services — 0.9%
Seadrill, Ltd.	250,000	$9,821,144

		$9,821,144

1

Security	Shares	Value
Food & Staples Retailing — 2.2%
Casino Guichard-Perrachon SA	102,022	$9,024,493
Costco Wholesale Corp.	155,000	15,519,375

		$24,543,868

Food Products — 2.8%
Kraft Foods, Inc., Class A	330,000	$13,645,500
Nestle SA	290,000	18,298,229

		$31,943,729

Health Care Equipment & Supplies — 1.7%
Covidien PLC	325,000	$19,311,500

		$19,311,500

Health Care Providers & Services — 0.8%
Humana, Inc.	125,000	$8,768,750

		$8,768,750

Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	284,000	$26,057,000

		$26,057,000

Household Products — 0.8%
Colgate-Palmolive Co.	80,000	$8,577,600

		$8,577,600

Industrial Conglomerates — 1.8%
General Electric Co.	550,000	$12,490,500
Orkla ASA	1,000,000	7,619,145

		$20,109,645

Insurance — 6.2%
Aflac, Inc.	350,000	$16,758,000
MetLife, Inc.	618,730	21,321,436
Prudential Financial, Inc.	576,304	31,414,331

		$69,493,767

IT Services — 7.6%
Accenture PLC, Class A	460,000	$32,213,800
International Business Machines Corp.	140,000	29,043,000
Visa, Inc., Class A	182,000	24,438,960

		$85,695,760

Machinery — 2.0%
Deere & Co.	150,000	$12,373,500
PACCAR, Inc.	250,000	10,006,250

		$22,379,750

Media — 1.2%
Walt Disney Co. (The)	250,000	$13,070,000

		$13,070,000

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	200,000	$7,916,000

		$7,916,000

Multi-Utilities — 1.8%
CMS Energy Corp.	250,000	$5,887,500
National Grid PLC	600,000	6,618,512
Sempra Energy	125,000	8,061,250

		$20,567,262

Oil, Gas & Consumable Fuels — 10.0%
Chevron Corp.	185,000	$21,563,600

2

Security	Shares	Value
Enbridge, Inc.	250,000	$9,757,500
HollyFrontier Corp.	165,000	6,809,550
Kinder Morgan Management, LLC(1)(2)	244,890	18,709,596
Marathon Oil Corp.	400,000	11,828,000
Occidental Petroleum Corp.	199,000	17,125,940
Phillips 66	330,000	15,302,100
Royal Dutch Shell PLC, Class A	325,000	11,263,200

		$112,359,486

Pharmaceuticals — 8.9%
Abbott Laboratories	200,000	$13,712,000
AstraZeneca PLC	305,000	14,562,209
Johnson & Johnson	110,000	7,580,100
Pfizer, Inc.	700,000	17,395,000
Sanofi	315,000	26,956,590
Teva Pharmaceutical Industries, Ltd. ADR	475,000	19,669,750

		$99,875,649

Road & Rail — 1.0%
Union Pacific Corp.	100,000	$11,870,000

		$11,870,000

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.	250,000	$9,797,500

		$9,797,500

Software — 4.2%
Microsoft Corp.	1,020,000	$30,375,600
Oracle Corp.	550,000	17,319,500

		$47,695,100

Specialty Retail — 5.5%
Home Depot, Inc. (The)	125,000	$7,546,250
Industria de Diseno Textil SA	65,000	8,076,434
Kingfisher PLC	1,500,000	6,412,459
Limited Brands, Inc.	139,077	6,850,933
Lowe’s Companies, Inc.	370,000	11,188,800
TJX Companies, Inc. (The)	480,000	21,499,200

		$61,574,076

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	190,000	$10,643,800

		$10,643,800

Tobacco — 3.9%
British American Tobacco PLC	350,000	$17,984,177
Japan Tobacco, Inc.(1)	400,000	11,973,490
Philip Morris International, Inc.	150,000	13,491,000

		$43,448,667

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC ADR	320,000	$9,118,400

		$9,118,400

Total Common Stocks (identified cost $882,357,825)		$1,111,591,897

3

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09%(3)(4)	$12,049	$12,048,593
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	3,853	3,853,135

Total Short-Term Investments (identified cost $15,901,728)		$15,901,728

Total Investments — 100.2% (identified cost $898,259,553)		$1,127,493,625

Other Assets, Less Liabilities — (0.2)%		$(1,897,968)

Net Assets — 100.0%		$1,125,595,657

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	All or a portion of this security was on loan at September 30, 2012.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2012, the Portfolio loaned securities having a market value of $11,414,555 and received $12,048,593 of cash collateral for the loans.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 were $66,359 and $5,235, respectively.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	74.2%	$835,072,825
United Kingdom	5.9	65,958,957
Ireland	4.5	51,525,300
France	3.2	35,981,083
Australia	2.0	22,856,640
Israel	1.8	19,669,750
Switzerland	1.6	18,298,229
Norway	1.6	17,440,289
Netherlands	1.3	14,981,400
Japan	1.1	11,973,490
Canada	0.9	9,757,500
Spain	0.7	8,076,434

Long-Term Investments	98.8%	$1,111,591,897
Short-Term Investments		$15,901,728

Total Investments		$1,127,493,625

4

A summary of open financial instruments at September 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation
10/31/12	British Pound Sterling 10,534,522	United States Dollar 17,029,192	Citibank NA	$19,531
10/31/12	British Pound Sterling 10,534,522	United States Dollar 17,030,203	Standard Chartered Bank	20,542
10/31/12	British Pound Sterling 10,534,522	United States Dollar 17,027,843	State Street Bank and Trust Co.	18,183
10/31/12	Euro 14,510,779	United States Dollar 18,674,284	Citibank NA	21,918
10/31/12	Euro 14,510,779	United States Dollar 18,677,361	Standard Chartered Bank	24,994
10/31/12	Euro 14,510,779	United States Dollar 18,687,562	State Street Bank and Trust Co.	35,195

				$140,363

At September 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At September 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $140,363.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$900,249,894

Gross unrealized appreciation	$238,477,890
Gross unrealized depreciation	(11,234,159)

Net unrealized appreciation	$227,243,731

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$96,855,983	$14,488,893		$—	$111,344,876
Consumer Staples	51,233,475	57,280,389		—	108,513,864
Energy	101,096,286	21,084,344		—	122,180,630
Financials	174,280,601	—		—	174,280,601
Health Care	86,437,100	41,518,799		—	127,955,899
Industrials	103,005,850	7,619,145		—	110,624,995
Information Technology	232,696,780	—		—	232,696,780
Materials	57,687,150	4,613,669		—	62,300,819
Telecommunication Services	17,400,400	18,242,971		—	35,643,371
Utilities	19,431,550	6,618,512		—	26,050,062
Total Common Stocks	$940,125,175	$171,466,722	*	$—	$1,111,591,897
Short-Term Investments	$—	$15,901,728		$—	$15,901,728
Total Investments	$940,125,175	$187,368,450		$—	$1,127,493,625
Forward Foreign Currency Exchange Contracts	$—	$140,363		$—	$140,363
Total	$940,125,175	$187,508,813		$—	$1,127,633,988

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Greater India Fund

September 30, 2012 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2012, the value of the Fund’s investment in the Portfolio was $376,124,129 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
India — 94.8%
Auto Components — 2.8%
Exide Industries, Ltd.	3,632,712	$10,566,928

		$10,566,928

Automobiles — 10.1%
Bajaj Auto, Ltd.	310,953	$10,756,174
Mahindra & Mahindra, Ltd.	550,045	8,986,370
Maruti Suzuki India, Ltd.	381,020	9,739,079
Tata Motors, Ltd.	805,400	4,095,392
Tata Motors, Ltd., Class A	1,486,520	4,519,955

		$38,096,970

Chemicals — 2.3%
Chambal Fertilisers & Chemicals, Ltd.	2,669,365	$3,728,888
Tata Chemicals, Ltd.	820,898	4,973,165

		$8,702,053

Commercial Banks — 20.0%
Allahabad Bank, Ltd.	1,883,684	$5,236,928
Bank of Baroda	280,171	4,220,837
HDFC Bank, Ltd.	1,466,565	17,432,872
ICICI Bank, Ltd.	941,694	18,929,717
State Bank of India	337,578	14,334,250
Union Bank of India, Ltd.	1,682,930	6,633,059
Yes Bank, Ltd.	1,174,740	8,523,084

		$75,310,747

Construction & Engineering — 6.1%
IRB Infrastructure Developers, Ltd.	2,240,543	$6,442,212
Larsen & Toubro, Ltd.	547,702	16,522,041

		$22,964,253

Consumer Finance — 0.8%
Shriram Transport Finance Co., Ltd.	254,353	$2,982,707

		$2,982,707

Diversified Financial Services — 4.7%
IDFC, Ltd.	2,701,369	$7,870,987
Multi Commodity Exchange of India, Ltd.	184,700	4,487,034
Rural Electrification Corp., Ltd.	1,329,264	5,481,545

		$17,839,566

Electric Utilities — 2.0%
Power Grid Corporation of India, Ltd.	3,301,239	$7,515,559

		$7,515,559

Electrical Equipment — 2.1%
Bharat Heavy Electricals, Ltd.	807,890	$3,768,661
Crompton Greaves, Ltd.	1,655,430	3,959,618

		$7,728,279

Hotels, Restaurants & Leisure — 0.2%
Mahindra Holidays & Resorts India, Ltd.	167,182	$918,998

		$918,998

1

Security	Shares	Value
Household Products — 1.5%
Hindustan Unilever, Ltd.	552,500	$5,708,155

		$5,708,155

IT Services — 11.1%
HCL Technologies, Ltd.	849,024	$9,246,408
Infosys, Ltd.	269,913	13,019,795
Tata Consultancy Services, Ltd.	505,434	12,380,245
Wipro, Ltd.	959,760	6,933,210

		$41,579,658

Metals & Mining — 1.7%
Tata Steel, Ltd.	845,130	$6,398,606

		$6,398,606

Oil, Gas & Consumable Fuels — 6.9%
Bharat Petroleum Corp., Ltd.	472,610	$3,144,502
Coal India, Ltd.	1,274,660	8,663,953
Mangalore Refinery & Petrochemicals, Ltd.	251,917	289,762
Petronet LNG, Ltd.	551,031	1,640,057
Reliance Industries, Ltd.	783,187	12,373,410

		$26,111,684

Pharmaceuticals — 8.4%
Cadila Healthcare, Ltd.	233,740	$3,856,506
Cipla, Ltd.	656,768	4,713,413
Dr. Reddy’s Laboratories, Ltd.	379,379	11,802,662
Glenmark Pharmaceuticals, Ltd.	718,873	5,743,285
Lupin, Ltd.	465,264	5,274,983

		$31,390,849

Real Estate Management & Development — 2.3%
DLF, Ltd.	1,923,970	$8,476,674

		$8,476,674

Thrifts & Mortgage Finance — 6.6%
Housing Development Finance Corp., Ltd.	1,262,600	$18,409,807
LIC Housing Finance, Ltd.	1,169,820	6,265,431

		$24,675,238

Tobacco — 5.2%
ITC, Ltd.	3,790,509	$19,442,881

		$19,442,881

Total India (identified cost $295,440,390)		$356,409,805

Sri Lanka — 2.3%
Commercial Banks — 1.0%
Commercial Bank of Ceylon PLC	4,223,642	$3,771,086

		$3,771,086

Industrial Conglomerates — 1.3%
John Keells Holdings PLC	2,813,368	$4,990,054

		$4,990,054

Total Sri Lanka (identified cost $6,957,664)		$8,761,140

2

		Value

Total Common Stocks (identified cost $302,398,054)		$365,170,945

Short-Term Investments — 0.3%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/12	$1,126	$1,126,206

Total Short-Term Investments (identified cost $1,126,206)		$1,126,206

Total Investments — 97.4% (identified cost $303,524,260)		$366,297,151

Other Assets, Less Liabilities — 2.6%		$9,828,036

Net Assets — 100.0%		$376,125,187

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Portfolio did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$312,226,752

Gross unrealized appreciation	$69,857,309
Gross unrealized depreciation	(15,786,910)

Net unrealized appreciation	$54,070,399

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$365,170,945	*(1)	$—	$365,170,945
Short-Term Investments	—	1,126,206		—	1,126,206
Total Investments	$—	$366,297,151		$—	$366,297,151

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Investment Grade Income Fund

September 30, 2012 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2012, the value of the Fund’s investment in the Portfolio was $36,522,492 and the Fund owned 31.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 43.0%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.5%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$524,896

		$524,896

Automotive — 0.9%
Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$432,065
Ford Motor Co., 7.45%, 7/16/31(1)	500	624,375

		$1,056,440

Banks — 5.0%
American Express Co., 8.125%, 5/20/19	$530	$718,091
Bank of America Corp., MTN, 5.65%, 5/1/18	435	496,650
Barclays Bank PLC, 5.00%, 9/22/16	380	422,493
Capital One Bank (USA), NA, 8.80%, 7/15/19	320	422,979
Citigroup, Inc., 4.50%, 1/14/22	390	429,131
Discover Bank, 8.70%, 11/18/19	400	517,281
Fifth Third Bancorp, 3.625%, 1/25/16	500	539,882
JPMorgan Chase & Co., 4.35%, 8/15/21	360	397,610
Morgan Stanley, 3.45%, 11/2/15	250	256,375
PNC Funding Corp., 5.125%, 2/8/20	565	670,677
UBS AG/Stamford, CT, MTN, 5.875%, 7/15/16	350	383,197
Wachovia Bank NA, 6.00%, 11/15/17	420	507,173

		$5,761,539

Beverages — 1.1%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$211,393
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	380	538,670
Diageo Investment Corp., 4.25%, 5/11/42	500	547,013

		$1,297,076

Broadcasting and Cable — 1.4%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	$400	$435,000
Comcast Corp., 6.95%, 8/15/37	300	410,249
Time Warner, Inc., 5.875%, 11/15/16	620	736,018

		$1,581,267

Commercial Services — 1.9%
Corrections Corp. of America, 7.75%, 6/1/17	$380	$409,450
Hillenbrand, Inc., 5.50%, 7/15/20	400	445,180
Waste Management, Inc., 7.375%, 3/11/19	460	590,733
Western Union Co. (The), 6.20%, 11/17/36	700	800,491

		$2,245,854

Communications Services — 1.2%
Crown Castle International Corp., 9.00%, 1/15/15	$270	$290,925
Motorola Solutions, Inc., 6.00%, 11/15/17	550	657,307
Verizon Communications, Inc., 5.85%, 9/15/35	320	406,498

		$1,354,730

1

Security	Principal Amount (000’s omitted)	Value
Diversified Manufacturing — 2.7%
Caterpillar, Inc., 3.90%, 5/27/21	$450	$511,505
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	609	717,011
Joy Global, Inc., 5.125%, 10/15/21	465	517,030
LVMH Moet Hennessy Louis Vuitton SA, 1.625%, 6/29/17(2)	600	605,926
Tyco Electronics Group SA, 6.55%, 10/1/17	620	750,758

		$3,102,230

Drugs — 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$448,856

		$448,856

Electric Utilities — 1.9%
Comision Federal de Electricidad, 4.875%, 5/26/21(2)	$500	$563,750
Florida Power & Light Co., 4.125%, 2/1/42	400	437,601
Georgia Power Co., 4.30%, 3/15/42	375	402,289
PPL Energy Supply, LLC, 6.50%, 5/1/18(1)	650	770,355

		$2,173,995

Electrical and Electronic Equipment — 1.3%
Agilent Technologies, Inc., 6.50%, 11/1/17	$330	$404,361
Amphenol Corp., 4.00%, 2/1/22	460	486,597
Energizer Holdings, Inc., 4.70%, 5/19/21	550	583,647

		$1,474,605

Energy — 1.2%
Cameron International Corp., 4.50%, 6/1/21	$600	$655,772
Petrobras International Finance Co., 7.875%, 3/15/19	570	718,928

		$1,374,700

Financial Services — 2.0%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(2)	$514	$546,984
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	400	407,690
Invesco, Ltd., 5.375%, 12/15/14	650	706,642
Janus Capital Group, Inc., 6.70%, 6/15/17	370	419,284
Lender Processing Services, Inc., 5.75%, 4/15/23	250	255,312

		$2,335,912

Foods — 0.3%
Ralcorp Holdings, Inc., 4.95%, 8/15/20	$365	$383,435

		$383,435

Health Services — 1.2%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	$400	$427,000
HCA, Inc., 6.50%, 2/15/20	500	557,500
McKesson Corp., 6.50%, 2/15/14	340	365,989

		$1,350,489

Home Construction — 1.1%
Lennar Corp., 5.60%, 5/31/15	$400	$428,000
MDC Holdings, Inc., 5.625%, 2/1/20	320	350,615
NVR, Inc., 3.95%, 9/15/22	540	554,961

		$1,333,576

Household Products — 0.5%
Clorox Co. (The), 3.05%, 9/15/22	$565	$577,462

		$577,462

2

Security	Principal Amount (000’s omitted)	Value
Insurance — 1.1%
American International Group, Inc., 6.25%, 5/1/36	$200	$257,145
American International Group, Inc., MTN, 5.85%, 1/16/18	320	372,123
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	310	367,465
Willis Group Holdings PLC, 4.125%, 3/15/16	265	281,566

		$1,278,299

Lodging and Gaming — 1.6%
International Game Technology, 7.50%, 6/15/19	$100	$120,131
Penn National Gaming, Inc., 8.75%, 8/15/19	540	607,500
Sheraton Holding Corp., 7.375%, 11/15/15	650	756,471
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	345	413,730

		$1,897,832

Medical Products — 1.1%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	$560	$616,000
Cardinal Health, Inc., 3.20%, 6/15/22	600	617,202

		$1,233,202

Mining — 0.5%
Rio Tinto Finance USA PLC, 3.50%, 3/22/22	$600	$627,093

		$627,093

Office Equipment/Supplies — 0.6%
Xerox Corp., MTN, 7.20%, 4/1/16	$650	$756,783

		$756,783

Oil and Gas-Equipment and Services — 3.1%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$570	$688,099
FMC Technologies, Inc., 3.45%, 10/1/22	610	620,688
Rowan Cos., Inc., 7.875%, 8/1/19	500	620,837
Total Capital International SA, 2.70%, 1/25/23	490	500,705
Transocean, Inc., 2.50%, 10/15/17	565	568,935
Weatherford Bermuda, 4.50%, 4/15/22	610	639,309

		$3,638,573

Pipelines — 1.0%
Enterprise Products Operating, LLC, 6.50%, 1/31/19	$213	$264,536
Kinder Morgan Energy Partners , LP, 3.45%, 2/15/23	500	516,018
Rockies Express Pipeline, LLC, 6.25%, 7/15/13(2)	400	410,000

		$1,190,554

Real Estate Investment Trusts (REITs) — 1.7%
BRE Properties, Inc., 5.50%, 3/15/17	$660	$747,884
DDR Corp., 4.625%, 7/15/22	225	245,188
DDR Corp., 9.625%, 3/15/16	430	535,782
Vornado Realty, LP, 5.00%, 1/15/22	400	443,538

		$1,972,392

Retail-Drug Stores — 0.5%
Walgreen Co., 5.25%, 1/15/19	$540	$634,789

		$634,789

3

Security	Principal Amount (000’s omitted)	Value
Retail-Specialty and Apparel — 3.3%
AutoZone, Inc., 4.00%, 11/15/20	$750	$820,108
Dollar General Corp., 4.125%, 7/15/17	520	546,000
Kohl’s Corp., 4.00%, 11/1/21(1)	700	763,073
Limited Brands, Inc., 6.625%, 4/1/21	470	535,800
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	650	759,722
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	420	449,400

		$3,874,103

Software — 0.5%
Fiserv, Inc., 3.50%, 10/1/22	$565	$568,308

		$568,308

Tobacco — 1.2%
Lorillard Tobacco Co., 2.30%, 8/21/17	$615	$620,902
Philip Morris International, Inc., 5.65%, 5/16/18	612	750,890

		$1,371,792

Toys, Games & Hobbies — 0.8%
Hasbro, Inc., 6.35%, 3/15/40	$735	$878,160

		$878,160

Transportation — 1.4%
Burlington Northern Santa Fe, LLC, 4.375%, 9/1/42	$400	$425,567
Kansas City Southern Mexico, 8.00%, 2/1/18	500	562,500
Ryder System, Inc., MTN, 2.50%, 3/1/17	640	651,815

		$1,639,882

Total Corporate Bonds (identified cost $46,675,310)		$49,938,824

Agency Mortgage-Backed Securities — 27.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$213	$225,082
Gold Pool #G04309, 5.50%, 5/1/38	2,257	2,456,930
Gold Pool #G18176, 5.00%, 4/1/22	374	405,082
Pool #A97620, 4.50%, 3/1/41	1,354	1,462,287
Pool #C03517, 4.50%, 9/1/40	1,430	1,540,475
Pool #G05958, 5.00%, 8/1/40	745	808,250
Pool #G06091, 5.50%, 5/1/40	1,194	1,299,425
Pool #G08348, 5.00%, 6/1/39	757	819,210
Pool #G18309, 4.50%, 5/1/24	734	785,891
Pool #G18441, 2.50%, 8/1/27	408	429,359
Pool #Q00285, 4.50%, 4/1/41	2,121	2,289,737

		$12,521,728

4

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Pool #889040, 5.00%, 6/1/37	$1,006	$1,095,078
Pool #890397, 3.50%, 12/1/26	212	225,351
Pool #918109, 5.00%, 5/1/37	2,191	2,386,363
Pool #929009, 6.00%, 1/1/38	1,368	1,512,124
Pool #AB1652, 3.50%, 10/1/40	342	366,809
Pool #AB4827, 3.50%, 4/1/42	812	870,328
Pool #AC8540, 4.50%, 12/1/24	537	578,385
Pool #AE0949, 4.00%, 2/1/41	1,019	1,097,541
Pool #AE0971, 4.00%, 5/1/25	321	342,385
Pool #AE4680, 4.00%, 11/1/40	486	522,768
Pool #AE7535, 4.00%, 10/1/40	1,060	1,140,123
Pool #AE7758, 3.50%, 11/1/25	705	749,440
Pool #AE9757, 4.00%, 12/1/40	208	223,683
Pool #AH1559, 4.00%, 12/1/40	231	247,978
Pool #AH3804, 4.00%, 2/1/41	1,760	1,908,161
Pool #AH6827, 4.00%, 3/1/26	951	1,015,728
Pool #AH9055, 4.50%, 4/1/41	1,543	1,672,404
Pool #AK3264, 3.00%, 2/1/27	636	674,333
Pool #AL0161, 4.00%, 4/1/41	143	153,453
Pool #AO3759, 3.50%, 5/1/42	1,374	1,472,949
Pool #MA1060, 2.50%, 5/1/27	520	546,858

		$18,802,242

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$135	$144,065

		$144,065

Total Agency Mortgage-Backed Securities (identified cost $29,986,330)		$31,468,035

Commercial Mortgage-Backed Securities — 10.0%

Security	Principal Amount (000’s omitted)	Value
BSCMS, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	$17	$16,774
BSCMS, Series 2004-T14, Class A4,
5.20%, 1/12/41(4)	350	368,110
CGCMT, Series 2004-C1, Class A3,
5.251%, 4/15/40(4)	234	237,235
CGCMT, Series 2004-C1, Class A4,
5.534%, 4/15/40(4)	400	425,814
CGCMT, Series 2012-GC8, Class A2,
1.813%, 9/10/45(4)	400	411,078
COMM, Series 2012-CR2, Class AM,
3.791%, 8/15/45	165	176,228
COMM, Series 2012-LC4, Class C,
5.825%, 12/10/44(4)	215	242,381
CSFB, Series 2003-C3, Class A5,
3.936%, 5/15/38	256	258,676
CSFB, Series 2003-C3, Class D,
4.131%, 5/15/38	425	428,837
DBUBS, Series 2011-LC1A, Class A1,
3.742%, 11/10/46(2)	580	632,064
ESAT, Series 2010-ESHA, Class C,
4.86%, 11/5/27(2)	500	505,737

5

Security	Principal Amount (000’s omitted)	Value
FMBT, Series 2012-FBLU, Class A,
2.887%, 5/5/27(2)	$400	$417,482
GECMC, Series 2004-C1, Class A3,
4.596%, 11/10/38	322	332,366
GECMC, Series 2004-C2, Class A4,
4.893%, 3/10/40	400	421,052
GMACC, Series 2002-C3, Class A2,
4.93%, 7/10/39	45	45,342
JPMCC, Series 2003-CB7, Class A4,
4.879%, 1/12/38(4)	390	405,266
JPMCC, Series 2005-LDP1, Class A3,
4.865%, 3/15/46	300	305,325
JPMCC, Series 2010-C2, Class C,
5.713%, 11/15/43(2)(4)	500	573,227
JPMCC, Series 2011-C3, Class A2,
3.673%, 2/15/46(2)	675	734,284
LB-UBS, Series 2003-C7, Class A4,
4.931%, 9/15/35(4)	300	309,215
MSC, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	460	478,722
MSC, Series 2004-IQ8, Class A5,
5.11%, 6/15/40(4)	375	396,126
MSDWC, Series 2003-HQ2, Class A2,
4.92%, 3/12/35	219	220,739
NCUA Guaranteed Notes, Series 2010-C1, Class A1,
1.60%, 10/29/20	647	658,223
NCUA Guaranteed Notes, Series 2010-R1, Class 2A,
1.84%, 10/7/20	243	247,347
NCUA Guaranteed Notes, Series 2010-R3, Class 3A,
2.40%, 12/8/20	330	337,838
ORES, Series 2012-LV1, Class A,
4.00%, 9/25/44(2)	100	100,625
RBSCF, Series 2010-MB1, Class C,
4.833%, 4/15/24(2)(4)	325	341,111
RIAL, Series 2012-LT1A, Class A,
4.75%, 2/15/25(2)	31	30,647
WBCMT, Series 2004-C10, Class A4,
4.748%, 2/15/41	384	401,649
WBCMT, Series 2006-C28, Class A4,
5.572%, 10/15/48	320	369,828
WFCM, Series 2010-C1, Class C,
5.774%, 11/15/43(2)(4)	500	576,036
WF-RBS, Series 2012-C6, Class B,
4.697%, 4/15/45	215	233,414

Total Commercial Mortgage-Backed Securities (identified cost $11,099,894)		$11,638,798

Asset-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.8%
AESOP, Series 2010-3A, Class B,
6.74%, 5/20/16(2)	$850	$943,297

Total Asset-Backed Securities (identified cost $850,000)		$943,297

6

U.S. Treasury Obligations — 14.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.875%, 8/15/40	$1,220	$1,492,785
U.S. Treasury Bond, 4.50%, 5/15/38	205	275,501
U.S. Treasury Note, 1.75%, 5/15/22	11,500	11,668,015
U.S. Treasury Note, 2.00%, 4/30/16	230	243,171
U.S. Treasury Note, 3.50%, 2/15/18	20	22,948
U.S. Treasury Note, 4.00%, 2/15/15	1,940	2,110,811
U.S. Treasury Note, 4.25%, 11/15/13	930	972,286

Total U.S. Treasury Obligations (identified cost $16,525,160)		$16,785,517

Preferred Securities — 2.7%

Security	Shares	Value
Diversified Financial Services — 1.2%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(3)	2	$259,555
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	3	307,392
PPTT, 2006-A GS, Class A, 6.054%(2)(5)	8,000	806,631

		$1,373,578

Electric Utilities — 0.3%
SCE Trust I, 5.625%	15,000	$391,200

		$391,200

Insurance — 0.7%
American Overseas Group, Ltd., Series A, 7.50%(5)(6)	2,000	$760,125

		$760,125

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	20,000	$529,030

		$529,030

Total Preferred Securities (identified cost $4,212,568)		$3,053,933

Interest Rate Swaptions — 0.3%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-Month USD-LIBOR-BBA Rate and pay 1.9025%	Wells Fargo Bank, N.A.	8/13/13	$11,500	$338,646

Total Interest Rate Swaptions (identified cost $369,150)				$338,646

7

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09% (7)(8)	$905	$905,188
Eaton Vance Cash Reserves Fund, LLC, 0.12% (8)	1,088	1,088,174

Total Short-Term Investments (identified cost $1,993,362)		$1,993,362

Total Investments — 100.1% (identified cost $111,711,774)		$116,160,412

Other Assets, Less Liabilities — (0.1)%		$(64,623)

Net Assets — 100.0%		$116,095,789

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

DBUBS	-	DBUBS Mortgage Trust

ESAT	-	Extended Stay America Trust

FMBT	-	Fontainebleau Miami Beach Trust

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I

MSDWC	-	Morgan Stanley Dean Witter Capital I

MTN	-	Medium-Term Note

NCUA	-	National Credit Union Administration

ORES	-	Oaktree Real Estate Investments/Sabal

PPTT	-	Preferred Pass-Through Trust 2006

RBSCF	-	Royal Bank of Scotland Commercial Funding

RIAL	-	Rialto Real Estate Fund LP

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	All or a portion of this security was on loan at September 30, 2012.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $8,214,801 or 7.1% of the Portfolio’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2012.

(6)	Non-income producing security.

8

(7)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2012, the Portfolio loaned securities having a market value of $886,596 and received $905,188 of cash collateral for the loans.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 were $1,027 and $1,442, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$111,783,210

Gross unrealized appreciation	$5,770,064
Gross unrealized depreciation	(1,392,862)

Net unrealized appreciation	$4,377,202

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At September 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $338,646.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$49,938,824	$—	$49,938,824
Agency Mortgage-Backed Securities	—	31,468,035	—	31,468,035
Commercial Mortgage-Backed Securities	—	11,638,798	—	11,638,798
Asset-Backed Securities	—	943,297	—	943,297
U.S. Treasury Obligations	—	16,785,517	—	16,785,517
Preferred Securities	391,200	2,662,733	—	3,053,933
Interest Rate Swaptions	—	338,646	—	338,646
Short-Term Investments	—	1,993,362	—	1,993,362
Total Investments	$391,200	$115,769,212	$—	$116,160,412

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Large-Cap Growth Fund

September 30, 2012 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2012, the value of the Fund’s investment in the Portfolio was $158,571,939 and the Fund owned 93.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 3.3%
Boeing Co. (The)	36,950	$2,572,459
United Technologies Corp.	39,800	3,115,942

		$5,688,401

Air Freight & Logistics — 1.1%
FedEx Corp.	22,900	$1,937,798

		$1,937,798

Automobiles — 0.7%
Ford Motor Co.	126,600	$1,248,276

		$1,248,276

Beverages — 3.1%
Coca-Cola Co. (The)	91,100	$3,455,423
PepsiCo, Inc.	26,650	1,886,021

		$5,341,444

Biotechnology — 3.9%
Celgene Corp.(1)	29,523	$2,255,557
Gilead Sciences, Inc.(1)	52,900	3,508,857
Vertex Pharmaceuticals, Inc.(1)	16,400	917,580

		$6,681,994

Chemicals — 3.9%
Celanese Corp., Series A	23,400	$887,094
Ecolab, Inc.	40,000	2,592,400
Monsanto Co.	35,200	3,203,904

		$6,683,398

Commercial Banks — 2.7%
Fifth Third Bancorp	124,500	$1,930,995
Wells Fargo & Co.	75,800	2,617,374

		$4,548,369

Communications Equipment — 3.7%
QUALCOMM, Inc.	101,458	$6,340,110

		$6,340,110

Computers & Peripherals — 10.9%
Apple, Inc.	20,310	$13,552,051
Dell, Inc.	100,750	993,395
EMC Corp.(1)	144,900	3,951,423

		$18,496,869

Construction & Engineering — 0.8%
Fluor Corp.	25,273	$1,422,365

		$1,422,365

Consumer Finance — 1.6%
American Express Co.	49,300	$2,803,198

		$2,803,198

Electrical Equipment — 0.9%
Emerson Electric Co.	33,200	$1,602,564

		$1,602,564

1

Security	Shares	Value
Energy Equipment & Services — 2.8%
Cameron International Corp.(1)	21,600	$1,211,112
Schlumberger, Ltd.	48,900	3,536,937

		$4,748,049

Food & Staples Retailing — 4.9%
Costco Wholesale Corp.	30,800	$3,083,850
CVS Caremark Corp.	46,200	2,237,004
Wal-Mart Stores, Inc.	41,500	3,062,700

		$8,383,554

Food Products — 2.7%
Kraft Foods, Inc. Class A	73,100	$3,022,685
Mead Johnson Nutrition Co.	21,100	1,546,208

		$4,568,893

Health Care Equipment & Supplies — 3.2%
Covidien PLC	39,800	$2,364,916
Intuitive Surgical, Inc.(1)	3,610	1,789,224
Stryker Corp.	21,800	1,213,388

		$5,367,528

Health Care Providers & Services — 2.3%
DaVita, Inc.(1)	13,700	$1,419,457
Express Scripts Holding Co.(1)	38,700	2,425,329

		$3,844,786

Hotels, Restaurants & Leisure — 2.3%
Las Vegas Sands Corp.	29,700	$1,377,189
Starbucks Corp.	48,800	2,476,600

		$3,853,789

Household Products — 1.4%
Colgate-Palmolive Co.	22,600	$2,423,172

		$2,423,172

Industrial Conglomerates — 1.3%
3M Co.	23,200	$2,144,144

		$2,144,144

Internet & Catalog Retail — 2.5%
Amazon.com, Inc.(1)	17,000	$4,323,440

		$4,323,440

Internet Software & Services — 6.6%
eBay, Inc.(1)	63,120	$3,055,639
Facebook, Inc., Class A(1)	63,018	1,364,340
Google, Inc., Class A(1)	9,075	6,847,087

		$11,267,066

IT Services — 2.8%
International Business Machines Corp.	6,707	$1,391,367
Visa, Inc., Class A	25,446	3,416,889

		$4,808,256

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	51,500	$1,980,175

		$1,980,175

Machinery — 1.7%
Deere & Co.	35,186	$2,902,493

		$2,902,493

2

Security	Shares	Value
Media — 3.0%
Viacom, Inc., Class B	47,000	$2,518,730
Walt Disney Co. (The)	49,594	2,592,774

		$5,111,504

Multiline Retail — 1.0%
Dollar General Corp.(1)	31,500	$1,623,510

		$1,623,510

Oil, Gas & Consumable Fuels — 3.0%
EOG Resources, Inc.	14,900	$1,669,545
Occidental Petroleum Corp.	20,100	1,729,806
Range Resources Corp.	24,200	1,690,854

		$5,090,205

Pharmaceuticals — 2.0%
Allergan, Inc.	36,300	$3,324,354

		$3,324,354

Road & Rail — 1.1%
Union Pacific Corp.	15,200	$1,804,240

		$1,804,240

Semiconductors & Semiconductor Equipment — 5.3%
Broadcom Corp., Class A	76,550	$2,647,099
Cirrus Logic, Inc.(1)	54,514	2,092,793
Cypress Semiconductor Corp.	110,400	1,183,488
Intel Corp.	57,700	1,308,636
NXP Semiconductors NV(1)	70,500	1,763,205

		$8,995,221

Software — 6.1%
Intuit, Inc.	31,400	$1,848,832
Microsoft Corp.	176,632	5,260,101
Nuance Communications, Inc.(1)	72,343	1,800,617
Oracle Corp.	49,800	1,568,202

		$10,477,752

Specialty Retail — 4.2%
Bed Bath & Beyond, Inc.(1)	20,600	$1,297,800
Home Depot, Inc. (The)	36,100	2,179,357
Sally Beauty Holdings, Inc.(1)	46,500	1,166,685
Urban Outfitters, Inc.(1)	67,800	2,546,568

		$7,190,410

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	17,900	$1,698,889

		$1,698,889

Total Common Stocks (identified cost $120,177,419)		$168,726,216

3

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$1,766	$1,765,802

Total Short-Term Investments (identified cost $1,765,802)		$1,765,802

Total Investments — 100.0% (identified cost $121,943,221)		$170,492,018

Other Assets, Less Liabilities — (0.0)%(3)		$(14,086)

Net Assets — 100.0%		$170,477,932

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $1,027.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$122,038,702

Gross unrealized appreciation	$49,803,472
Gross unrealized depreciation	(1,350,156)

Net unrealized appreciation	$48,453,316

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$168,726,216	*	$—	$—	$168,726,216
Short-Term Investments	—		1,765,802	—	1,765,802
Total Investments	$168,726,216		$1,765,802	$—	$170,492,018

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Large-Cap Value Fund

September 30, 2012 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2012, the value of the Fund’s investment in the Portfolio was $7,875,737,716 and the Fund owned 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Co. (The)	1,000,000	$69,620,000
General Dynamics Corp.	600,000	39,672,000
Honeywell International, Inc.	1,300,000	77,675,000
United Technologies Corp.	1,000,000	78,290,000

		$265,257,000

Air Freight & Logistics — 0.5%
FedEx Corp.	475,000	$40,194,500

		$40,194,500

Biotechnology — 1.7%
Celgene Corp.(1)	625,000	$47,750,000
Gilead Sciences, Inc.(1)	1,350,000	89,545,500

		$137,295,500

Capital Markets — 2.2%
Ameriprise Financial, Inc.	750,000	$42,517,500
Goldman Sachs Group, Inc. (The)	750,000	85,260,000
State Street Corp.	1,000,000	41,960,000

		$169,737,500

Chemicals — 1.5%
Air Products and Chemicals, Inc.	500,000	$41,350,000
LyondellBasell Industries NV, Class A	1,550,000	80,073,000

		$121,423,000

Commercial Banks — 7.7%
Fifth Third Bancorp	3,250,000	$50,407,500
KeyCorp	5,250,000	45,885,000
PNC Financial Services Group, Inc.	1,650,000	104,115,000
Regions Financial Corp.	12,750,000	91,927,500
U.S. Bancorp	2,400,000	82,320,000
Wells Fargo & Co.	6,850,000	236,530,500

		$611,185,500

Computers & Peripherals — 2.9%
Apple, Inc.	345,000	$230,204,700

		$230,204,700

Consumer Finance — 2.3%
American Express Co.	2,450,000	$139,307,000
Capital One Financial Corp.	750,000	42,757,500

		$182,064,500

Diversified Financial Services — 5.0%
Citigroup, Inc.	4,750,000	$155,420,000
JPMorgan Chase & Co.	5,825,000	235,796,000

		$391,216,000

1

Security	Shares	Value
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	2,100,000	$79,170,000
CenturyLink, Inc.	1,825,000	73,730,000

		$152,900,000

Electric Utilities — 3.3%
American Electric Power Co., Inc.	2,500,000	$109,850,000
NextEra Energy, Inc.	1,575,000	110,769,750
PPL Corp.	1,375,000	39,943,750

		$260,563,500

Energy Equipment & Services — 2.3%
National Oilwell Varco, Inc.	1,650,000	$132,181,500
Schlumberger, Ltd.	690,000	49,907,700

		$182,089,200

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	3,400,000	$164,628,000

		$164,628,000

Food Products — 3.4%
Kraft Foods, Inc., Class A	2,850,000	$117,847,500
Nestle SA	1,100,000	69,407,077
Unilever NV - NY Shares	2,200,000	78,056,000

		$265,310,577

Health Care Equipment & Supplies — 1.1%
Covidien PLC	1,425,000	$84,673,500

		$84,673,500

Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	2,750,000	$152,377,500

		$152,377,500

Industrial Conglomerates — 2.5%
General Electric Co.	8,750,000	$198,712,500

		$198,712,500

Insurance — 4.4%
ACE, Ltd.	1,000,000	$75,600,000
Prudential Financial, Inc.	1,375,000	74,951,250
Travelers Companies, Inc. (The)	1,725,000	117,748,500
XL Group PLC	3,250,000	78,097,500

		$346,397,250

Internet Software & Services — 0.8%
Google, Inc., Class A(1)	80,000	$60,360,000

		$60,360,000

IT Services — 1.7%
International Business Machines Corp.	645,000	$133,805,250

		$133,805,250

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	950,000	$55,888,500

		$55,888,500

2

Security	Shares	Value
Machinery — 1.7%
Deere & Co.	525,000	$43,307,250
Eaton Corp.	1,100,000	51,986,000
PACCAR, Inc.	1,000,000	40,025,000

		$135,318,250

Media — 4.0%
Comcast Corp., Class A	3,000,000	$107,310,000
Time Warner, Inc.	950,000	43,063,500
Walt Disney Co. (The)	3,100,000	162,068,000

		$312,441,500

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	2,100,000	$83,118,000

		$83,118,000

Multi-Utilities — 2.8%
National Grid PLC	7,750,000	$85,489,118
PG&E Corp.	915,000	39,043,050
Sempra Energy	1,500,000	96,735,000

		$221,267,168

Multiline Retail — 2.4%
Macy’s, Inc.	2,450,000	$92,169,000
Target Corp.	1,500,000	95,205,000

		$187,374,000

Oil, Gas & Consumable Fuels — 14.1%
Anadarko Petroleum Corp.	900,000	$62,928,000
Chevron Corp.	2,035,000	237,199,600
ConocoPhillips	3,000,000	171,540,000
EOG Resources, Inc.	625,000	70,031,250
Exxon Mobil Corp.	2,600,000	237,770,000
Marathon Petroleum Corp.	800,000	43,672,000
Occidental Petroleum Corp.	2,350,000	202,241,000
Phillips 66	1,900,000	88,103,000

		$1,113,484,850

Pharmaceuticals — 7.5%
Johnson & Johnson	1,875,000	$129,206,250
Merck & Co., Inc.	5,000,000	225,500,000
Pfizer, Inc.	9,600,000	238,560,000

		$593,266,250

Real Estate Investment Trusts (REITs) — 3.1%
AvalonBay Communities, Inc.	600,000	$81,594,000
Boston Properties, Inc.	800,000	88,488,000
Public Storage, Inc.	550,000	76,543,500

		$246,625,500

Road & Rail — 1.5%
Union Pacific Corp.	1,000,000	$118,700,000

		$118,700,000

Software — 3.5%
Microsoft Corp.	4,600,000	$136,988,000
Oracle Corp.	4,400,000	138,556,000

		$275,544,000

3

Security	Shares	Value
Specialty Retail — 0.6%
Lowe’s Companies, Inc.	1,500,000	$45,360,000

		$45,360,000

Tobacco — 1.1%
Philip Morris International, Inc.	1,000,000	$89,940,000

		$89,940,000

Wireless Telecommunication Services — 1.5%
Rogers Communications, Inc., Class B(2)	1,950,000	$78,780,000
Vodafone Group PLC ADR	1,400,000	39,893,000

		$118,673,000

Total Common Stocks (identified cost $5,912,837,346)		$7,747,396,495

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09%(3)(4)	$37,693	$37,693,054
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	94,718	94,718,417

Total Short-Term Investments (identified cost $132,411,471)		$132,411,471

Total Investments — 99.9% (identified cost $6,045,248,817)		$7,879,807,966

Other Assets, Less Liabilities — 0.1%		$7,781,830

Net Assets — 100.0%		$7,887,589,796

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at September 30, 2012.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2012, the Portfolio loaned securities having a market value of $36,916,348 and received $37,693,054 of cash collateral for the loans.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 were $73,851 and $73,447, respectively.

4

The Portfolio did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,201,348,091

Gross unrealized appreciation	$1,702,586,365
Gross unrealized depreciation	(24,126,490)

Net unrealized appreciation	$1,678,459,875

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$545,175,500	$—		$—	$545,175,500
Consumer Staples	450,471,500	69,407,077		—	519,878,577
Energy	1,295,574,050	—		—	1,295,574,050
Financials	1,947,226,250	—		—	1,947,226,250
Health Care	1,023,501,250	—		—	1,023,501,250
Industrials	758,182,250	—		—	758,182,250
Information Technology	699,913,950	—		—	699,913,950
Materials	204,541,000	—		—	204,541,000
Telecommunication Services	271,573,000	—		—	271,573,000
Utilities	396,341,550	85,489,118		—	481,830,668
Total Common Stocks	$7,592,500,300	$154,896,195	*	$—	$7,747,396,495
Short-Term Investments	$—	$132,411,471		$—	$132,411,471
Total Investments	$7,592,500,300	$287,307,666		$—	$7,879,807,966

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Parametric Option Absolute Return Strategy Fund

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 38.3%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.6%
Philip Morris International, Inc., 4.875%, 5/16/13	$300	$308,275

		$308,275

Banks — 16.4%
American Express Co., 4.875%, 7/15/13	$175	$180,979
American Express Co., MTN, 1.919%, 6/19/13(1)	100	101,013
Bank of America Corp., MTN, 1.867%, 1/30/14(1)	250	251,875
Bank of Montreal, 2.125%, 6/28/13	250	253,387
Bank of Montreal, MTN, 0.917%, 4/29/14(1)	250	251,648
BB&T Corp., 4.75%, 10/1/12	200	200,000
BB&T Corp., MTN, 3.375%, 9/25/13	150	154,127
BlackRock, Inc., 0.731%, 5/24/13(1)	200	200,516
Branch Banking & Trust Co., 4.875%, 1/15/13	200	202,413
Citigroup, Inc., 0.535%, 3/7/14(1)	250	247,574
Citigroup, Inc., 2.438%, 8/13/13(1)	250	253,395
Citigroup, Inc., 5.30%, 10/17/12	250	250,481
Credit Suisse USA, Inc., 0.708%, 4/12/13(1)	270	270,328
Credit Suisse USA, Inc., 2.20%, 1/14/14	200	203,402
Fifth Third Bank, 0.545%, 5/17/13(1)	400	399,542
Goldman Sachs Group, Inc., 0.962%, 9/29/14(1)	255	252,381
Goldman Sachs Group, Inc., 1.439%, 2/7/14(1)	125	124,978
Goldman Sachs Group, Inc., 5.45%, 11/1/12	100	100,394
HSBC Finance Corp., 0.705%, 1/15/14(1)	260	258,432
JPMorgan Chase & Co, 1.112%, 9/30/13(1)	275	276,563
JPMorgan Chase & Co, 5.75%, 1/2/13	250	253,274
JPMorgan Chase & Co, MTN, 1.252%, 1/24/14(1)	200	201,373
Morgan Stanley, 1.427%, 4/29/13(1)	325	325,412
Morgan Stanley, 5.25%, 11/2/12	250	250,715
Morgan Stanley, MTN, 0.76%, 1/9/14(1)	225	222,057
National Australia Bank, 2.50%, 1/8/13(2)	250	251,379
PNC Funding Corp., 0.647%, 1/31/14(1)	175	174,773
Royal Bank of Canada, 0.755%, 4/17/14(1)	250	250,874
Royal Bank of Canada, 1.125%, 1/15/14	250	252,378
Royal Bank of Canada, 2.25%, 3/15/13	250	252,371
State Street Corp., 0.608%, 12/8/15(1)	200	196,083
State Street Corp., 0.76%, 3/7/14(1)	150	150,766
Toronto Dominion Bank, MTN, 0.628%, 7/26/13(1)	400	400,832
US Bank NA, 0.735%, 10/14/14(1)	125	124,773
US Bank NA, 4.95%, 10/30/14	85	92,298
US Bank NA, MTN, 1.375%, 9/13/13	150	151,318
Wachovia Corp., 0.822%, 11/3/14(1)	200	198,395
Wells Fargo & Co., 5.25%, 10/23/12	54	54,156
Westpac Banking Corp., 4.20%, 2/27/15	180	193,522

		$8,430,177

Beverages — 3.1%
Anheuser-Busch InBev SA/NV, 2.50%, 3/26/13	$350	$353,506

1

Security	Principal Amount (000’s omitted)	Value
Anheuser-Busch InBev Worldwide, Inc., 0.815%, 7/14/14(1)	$55	$55,345
Bottling Group, LLC, 4.625%, 11/15/12	195	195,964
Coca-Cola Refreshments USA, Inc., 0.75%, 3/13/15	350	353,310
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	360	362,080
PepsiCo, Inc., 0.70%, 8/13/15	250	251,041

		$1,571,246

Business Equipment and Services — 0.6%
eBay, Inc., 0.875%, 10/15/13	$300	$300,985

		$300,985

Computers — 1.5%
Hewlett Packard Co., 0.823%, 5/30/14(1)	$250	$248,052
IBM Corp., 0.55%, 2/6/15	400	401,276
IBM Corp., 4.75%, 11/29/12	125	125,939

		$775,267

Diversified Manufacturing — 1.6%
Procter & Gamble Co., 0.362%, 2/6/14(1)	$350	$350,386
Procter & Gamble Co., 0.477%, 11/14/12(1)	450	450,088

		$800,474

Drugs — 2.1%
Abbott Laboratories, 5.15%, 11/30/12	$400	$403,092
Johnson & Johnson, 0.525%, 5/15/14(1)	580	581,936
Merck & Co., Inc., 4.375%, 2/15/13	100	101,507

		$1,086,535

Electric — 0.5%
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	$250	$251,751

		$251,751

Energy — 0.4%
Praxair, Inc., 1.75%, 11/15/12	$200	$200,320

		$200,320

Financial Services — 4.6%
Caterpillar Financial Services Corp., 0.751%, 4/1/14(1)	$200	$200,998
Caterpillar Financial Services Corp., MTN, 0.594%, 2/22/13(1)	150	150,171
Caterpillar Financial Services Corp., MTN, 6.20%, 9/30/13	250	264,581
General Electric Capital Corp., MTN, 0.539%, 9/15/14(1)	205	203,489
General Electric Capital Corp., MTN, 1.373%, 9/23/13(1)	250	252,079
General Electric Capital Corp., MTN, 1.875%, 9/16/13	250	253,603
Household Financial Corp., 6.375%, 11/27/12	200	201,731
John Deere Capital Corp., 0.70%, 9/4/15	250	250,628
Volkswagen International Financial NV, 1.071%, 4/1/14(1)(2)	350	351,482
Western Union Co., 0.99%, 3/7/13(1)	250	250,688

		$2,379,450

Foods — 0.5%
Unilever Capital Corp., 0.45%, 7/30/15	$250	$249,287

		$249,287

Insurance — 2.2%
Berkshire Hathaway Financial Corp., 5.00%, 8/15/13	$300	$312,188
MetLife, Inc., 1.692%, 8/6/13(1)	325	328,179
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	100	100,655
Prudential Financial, Inc., MTN, 4.50%, 7/15/13	150	154,671
UnitedHealth Group, Inc., 5.50%, 11/15/12	250	251,474

		$1,147,167

2

Security	Principal Amount (000’s omitted)	Value
Multimedia — 0.5%
Walt Disney Co. (The), 0.875%, 12/1/14	$250	$252,764

		$252,764

Oil & Gas — 0.5%
Shell International Finance B.V., 4.00%, 3/21/14	$250	$262,993

		$262,993

Retail — 0.5%
Walgreen Co., 4.875%, 8/1/13	$220	$227,813

		$227,813

Retail - Specialty and Apparel — 0.6%
Target Corp., 5.125%, 1/15/13	$300	$304,077

		$304,077

Transportation — 0.7%
United Parcel Service, Inc., 4.50%, 1/15/13	$350	$354,299

		$354,299

Utilities — 1.4%
Alabama Power Co., 5.80%, 11/15/13	$114	$120,771
Duke Energy Co., 5.625%, 11/30/12	205	206,698
Georgia Power Co., 0.709%, 3/15/13(1)	153	153,066
Virginia Electric & Power Co., 4.75%, 3/1/13	250	254,513

		$735,048

Total Corporate Bonds & Notes (identified cost $19,567,383)		$19,637,928

Commercial Mortgage-Backed Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	$7	$7,088
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	298	301,789
GCCFC, Series 2003-C2, Class A3, 4.533%, 1/5/36	11	11,136
GECMC, Series 2003-C2, Class A4, 5.145%, 7/10/37	234	237,943
GMACC, Series 2002-C3, Class A2, 4.93%, 7/10/39	16	16,193
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	61	61,641
JPMCC, Series 2002-C3, Class A2, 4.994%, 7/12/35	51	50,654
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	81	84,169
LB-UBS, Series 2003-C1, Class A4, 4.394%, 3/15/32	201	202,512
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35(3)	350	360,750
LB-UBS, Series 2004-C4, Class A4, 5.446%, 6/15/29	200	213,949
MSC, Series 2003-HQ2, Class A2, 4.92%, 3/12/35	171	172,912
MSC, Series 2003-IQ5, Class A4, 5.01%, 4/15/38	102	104,823
NASC, Series 1998-D6, Class A3, 7.538%, 3/15/30(3)	250	254,309

Total Commercial Mortgage-Backed Securities (identified cost $2,079,168)		$2,079,868

3

Collateralized Mortgage Obligations — 4.0%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp., Series 2971, Class GC, 5.00%, 7/15/18	$380	$392,043
Federal Home Loan Mortgage Corp., Series 2977, Class PC, 5.00%, 6/15/31	204	206,568
Federal Home Loan Mortgage Corp., Series 3047, Class OB, 5.50%, 12/15/33	108	112,673
Federal Home Loan Mortgage Corp., Series 3490, Class AH, 5.00%, 3/15/28	318	320,300
Federal National Mortgage Association, Series 2003-59, Class VA, 5.50%, 7/25/14	236	239,453
Federal National Mortgage Association, Series 2003-129, Class PW, 4.50%, 7/25/33	17	16,841
Federal National Mortgage Association, Series 2004-81, Class KD, 4.50%, 7/25/18	253	257,232
Federal National Mortgage Association, Series 2005-84, Class YG, 5.00%, 9/25/35	142	147,643
Federal National Mortgage Association, Series 2010-9, Class A, 4.00%, 11/25/23	173	179,200
Government National Mortgage Association, Series 2009-122, Class MT, 2.25%, 10/20/32	195	198,374

Total Collateralized Mortgage Obligations (identified cost $2,086,857)		$2,070,327

Asset-Backed Securities — 1.9%

Security	Principal Amount (000’s omitted)	Value
AMCAR, Series 2012-3, Class A1, 0.361%, 7/8/13	$154	$154,247
FORDO, Series 2012-C, Class A1, 0.272%, 8/15/13(2)	143	142,829
HAROT, Series 2011-3, Class A2, 0.67%, 4/21/14	247	246,898
HAROT, Series 2012-1, Class A1, 0.413%, 3/15/13	44	44,377
HART, Series 2012-B, Class A1, 0.293%, 7/15/13	156	155,792
NAROT, Series 2012-B, Class A1, 0.263%, 8/15/13	214	214,384

Total Asset-Backed Securities (identified cost $958,073)		$958,527

U.S. Government Agency Obligations — 30.9%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank, 0.222%, 2/21/13(1)	$1,000	$1,000,367
Federal Farm Credit Bank, 0.30%, 7/29/13(1)	1,000	1,000,863
Federal Home Loan Bank, 0.28%, 6/10/13	1,000	1,000,453
Federal Home Loan Mortgage Corp., 0.28%, 1/10/13(1)	5,310	5,313,096
Federal National Mortgage Association, 0.36%, 1/27/15(1)	5,000	5,014,450
Federal National Mortgage Association, 0.40%, 2/1/13(1)	2,490	2,491,912

Total U.S. Government Agency Obligations (identified cost $15,806,357)		$15,821,141

U.S. Treasury Obligations — 17.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 0.25%, 8/15/15	$1,500	$1,497,891
U.S. Treasury Note, 0.50%, 5/31/13	1,500	1,503,458
U.S. Treasury Note, 0.50%, 11/15/13	2,500	2,508,595

4

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 0.75%, 6/15/14	$3,500	$3,531,447

Total U.S. Treasury Obligations (identified cost $9,032,631)		$9,041,391

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	58	$1,540	10/5/12	$145
S&P 500 Index	58	1,560	10/11/12	13
S&P 500 Index	57	1,570	10/12/12	428
S&P 500 Index	58	1,565	10/20/12	870
S&P 500 Index	60	1,540	10/26/12	3,000
S&P 500 Index FLEX	59	1,520	10/3/12	0
S&P 500 Index FLEX	58	1,540	10/4/12	0
S&P 500 Index FLEX	58	1,545	10/9/12	12
S&P 500 Index FLEX	58	1,560	10/16/12	87
S&P 500 Index FLEX	58	1,570	10/17/12	72
S&P 500 Index FLEX	58	1,560	10/23/12	414
S&P 500 Index FLEX	60	1,545	10/25/12	1,085

Total Call Options Purchased (identified cost $23,747)				$6,126

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	58	$1,310	10/5/12	$2,900
S&P 500 Index	58	1,320	10/11/12	1,094
S&P 500 Index	57	1,330	10/12/12	6,697
S&P 500 Index	58	1,335	10/20/12	10,875
S&P 500 Index	60	1,300	10/26/12	12,150
S&P 500 Index FLEX	59	1,270	10/3/12	0
S&P 500 Index FLEX	58	1,290	10/4/12	3
S&P 500 Index FLEX	58	1,300	10/9/12	247
S&P 500 Index FLEX	58	1,320	10/16/12	3,282
S&P 500 Index FLEX	58	1,340	10/17/12	6,592
S&P 500 Index FLEX	58	1,330	10/23/12	10,059
S&P 500 Index FLEX	60	1,295	10/25/12	6,110

Total Put Options Purchased (identified cost $132,868)				$60,009

Certificates of Deposit — 0.9%

Description	Principal Amount (000’s omitted)	Value
Bank of Nova Scotia, 0.755%, 10/18/12(1)	$450	$450,134

Total Certificates of Deposit (identified cost $450,017)		$450,134

5

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(5)	$987	$987,049

Total Short-Term Investments (identified cost $987,049)		$987,049

Total Investments — 99.6% (identified cost $51,124,150)		$51,112,500

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	58	$1,470	10/5/12	$(6,670)
S&P 500 Index	58	1,490	10/11/12	(3,354)
S&P 500 Index	57	1,500	10/12/12	(3,562)
S&P 500 Index	58	1,495	10/20/12	(6,670)
S&P 500 Index	60	1,470	10/26/12	(39,600)
S&P 500 Index FLEX	59	1,450	10/3/12	(22,250)
S&P 500 Index FLEX	58	1,470	10/4/12	(3,130)
S&P 500 Index FLEX	58	1,475	10/9/12	(7,903)
S&P 500 Index FLEX	58	1,490	10/16/12	(7,438)
S&P 500 Index FLEX	58	1,500	10/17/12	(4,352)
S&P 500 Index FLEX	58	1,490	10/23/12	(14,141)
S&P 500 Index FLEX	60	1,475	10/25/12	(33,840)

Total Call Options Written (premiums received $390,192)				$(152,910)

Put Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	58	$1,380	10/5/12	$(6,960)
S&P 500 Index	58	1,390	10/11/12	(13,189)
S&P 500 Index	57	1,400	10/12/12	(25,080)
S&P 500 Index	58	1,405	10/20/12	(42,050)
S&P 500 Index	60	1,370	10/26/12	(33,600)
S&P 500 Index FLEX	59	1,340	10/3/12	(26)
S&P 500 Index FLEX	58	1,360	10/4/12	(318)
S&P 500 Index FLEX	58	1,370	10/9/12	(4,304)
S&P 500 Index FLEX	58	1,390	10/16/12	(22,747)
S&P 500 Index FLEX	58	1,410	10/17/12	(42,131)
S&P 500 Index FLEX	58	1,400	10/23/12	(45,133)
S&P 500 Index FLEX	60	1,365	10/25/12	(25,079)

Total Put Options Written (premiums received $400,448)				$(260,617)

Other Assets, Less Liabilities — 1.2%				$599,646

6

Net Assets — 100.0%	$51,298,619

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMCAR	-	AmeriCredit Automobile Receivables Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

FORDO	-	Ford Credit Auto Owner Trust

GCCFC	-	Greenwich Capital Commercial Funding Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

HAROT	-	Honda Auto Receivables Owner Trust

HART	-	Hyundai Auto Receivables Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

NAROT	-	Nissan Auto Receivables Owner Trust

NASC	-	Nomura Asset Securities Corp.

(1)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2012.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $745,690 or 1.5% of the Fund’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $1,341.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,918,784

Gross unrealized appreciation	$576,751
Gross unrealized depreciation	(383,035)

Net unrealized appreciation	$193,716

Written options activity for the fiscal year to date ended September 30, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,530	$1,940,351
Options written	16,564	10,654,600
Options exercised	(4,661)	(3,197,514)
Options expired	(13,033)	(8,606,797)

Outstanding, end of period	1,400	$790,640

7

At September 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At September 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $66,135 and $413,527, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$19,637,928	$—	$19,637,928
Commercial Mortgage-Backed Securities	—	2,079,868	—	2,079,868
Collateralized Mortgage Obligations	—	2,070,327	—	2,070,327
Asset-Backed Securities	—	958,527	—	958,527
U.S. Government Agency Obligations	—	15,821,141	—	15,821,141
U.S. Treasury Obligations	—	9,041,391	—	9,041,391
Call Options Purchased	4,456	1,670	—	6,126
Put Options Purchased	33,716	26,293	—	60,009
Certificates of Deposit	—	450,134	—	450,134
Short-Term Investments	—	987,049	—	987,049
Total Investments	$38,172	$51,074,328	$—	$51,112,500

Liability Description
Call Options Written	$(59,856)	$(93,054)	$—	$(152,910)
Put Options Written	(120,879)	(139,738)	—	(260,617)
Total	$(180,735)	$(232,792)	$—	$(413,527)

8

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Real Estate Fund

September 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Hotels, Restaurants & Leisure — 4.0%
Marriott International, Inc., Class A	12,485	$488,163
McDonald’s Corp.	5,050	463,338
Starwood Hotels & Resorts Worldwide, Inc.	7,400	428,904

		$1,380,405

Other — 1.1%
CB Richard Ellis Group, Inc., Class A(1)	10,810	$199,012
Jones Lang LaSalle, Inc.	2,495	190,494

		$389,506

Real Estate Investment Trusts — 90.7%

Security	Shares	Value
Diversified, Specialty & Other — 8.6%
American Tower Corp.	6,965	$497,231
Digital Realty Trust, Inc.	2,925	204,311
Liberty Property Trust, Inc.	9,600	347,904
Plum Creek Timber Co., Inc.	9,865	432,482
PS Business Parks, Inc.	8,785	587,014
Vornado Realty Trust	10,975	889,524

		$2,958,466

Health Care — 8.2%
HCP, Inc.	15,165	$674,539
Health Care REIT, Inc.	17,240	995,610
Ventas, Inc.	18,737	1,166,378

		$2,836,527

Hotels & Resorts — 2.8%
DiamondRock Hospitality Co.	18,720	$180,274
Host Hotels & Resorts, Inc.	41,440	665,112
Sunstone Hotel Investors, Inc.(1)	10,700	117,700

		$963,086

Industrial — 5.4%
DCT Industrial Trust, Inc.	52,700	$340,969
EastGroup Properties, Inc.	11,625	618,450
ProLogis, Inc.	25,540	894,666

		$1,854,085

Malls and Factory Outlets — 15.0%
Macerich Co. (The)	7,130	$408,050
Simon Property Group, Inc.	22,490	3,414,207
Tanger Factory Outlet Centers	14,180	458,439
Taubman Centers, Inc.	11,755	901,961

		$5,182,657

1

Security	Shares	Value
Multifamily — 20.9%
American Campus Communities, Inc.	19,390	$850,833
AvalonBay Communities, Inc.	16,155	2,196,918
Camden Property Trust	3,375	217,654
Equity Residential	36,120	2,077,984
Essex Property Trust, Inc.	3,480	515,875
Mid-America Apartment Communities, Inc.	10,700	698,817
UDR, Inc.	27,300	677,586

		$7,235,667

Office — 12.4%
Alexandria Real Estate Equities, Inc.	5,765	$423,843
Boston Properties, Inc.	19,225	2,126,477
Brandywine Realty Trust	15,200	185,288
Corporate Office Properties Trust	7,195	172,464
Douglas Emmett, Inc.	18,655	430,371
Highwoods Properties, Inc.	20,170	657,945
Kilroy Realty Corp.	3,300	147,774
MPG Office Trust, Inc.(1)	43,150	144,553

		$4,288,715

Self Storage — 8.2%
Extra Space Storage, Inc.	11,140	$370,405
Public Storage, Inc.	15,615	2,173,140
Sovran Self Storage, Inc.	4,800	277,680

		$2,821,225

Strip Centers — 9.2%
Acadia Realty Trust	12,395	$307,644
DDR Corp.	42,550	653,568
Federal Realty Investment Trust	10,030	1,056,159
Kimco Realty Corp.	11,500	233,105
Regency Centers Corp.	9,800	477,554
Retail Opportunity Investments Corp.	19,100	245,817
Urstadt Biddle Properties, Inc.	9,515	192,488

		$3,166,335

Total Real Estate Investment Trusts		$31,306,763

Total Common Stocks (identified cost $30,073,414)		$33,076,674

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$1,048	$1,047,838

Total Short-Term Investments (identified cost $1,047,838)		$1,047,838

Total Investments — 98.8% (identified cost $31,121,252)		$34,124,512

Other Assets, Less Liabilities — 1.2%		$409,280

Net Assets — 100.0%		$34,533,792

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $552.

The Fund did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,231,143

Gross unrealized appreciation	$2,980,453
Gross unrealized depreciation	(87,084)

Net unrealized appreciation	$2,893,369

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$33,076,674	*	$—	$—	$33,076,674
Short-Term Investments	—		1,047,838	—	1,047,838
Total Investments	$33,076,674		$1,047,838	$—	$34,124,512

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 1.7%
Aerovironment, Inc.(1)	134,800	$3,163,756

		$3,163,756

Auto Components — 1.5%
Dana Holding Corp.	224,630	$2,762,949

		$2,762,949

Building Products — 3.2%
Armstrong World Industries, Inc.	66,660	$3,091,024
Trex Co., Inc.(1)	83,940	2,864,033

		$5,955,057

Capital Markets — 6.1%
HFF, Inc., Class A(1)	212,370	$3,164,313
Lazard, Ltd., Class A	118,260	3,456,740
Walter Investment Management Corp.	129,895	4,807,414

		$11,428,467

Chemicals — 3.9%
Balchem Corp.	105,490	$3,874,647
Cytec Industries, Inc.	52,440	3,435,869

		$7,310,516

Commercial Banks — 3.4%
Signature Bank(1)	47,990	$3,219,169
Texas Capital Bancshares, Inc.(1)	62,570	3,110,355

		$6,329,524

Commercial Services & Supplies — 2.3%
Team, Inc.(1)	135,091	$4,302,648

		$4,302,648

Communications Equipment — 1.4%
Sycamore Networks, Inc.(1)	168,010	$2,587,354

		$2,587,354

Construction & Engineering — 2.0%
MYR Group, Inc.(1)	187,610	$3,742,820

		$3,742,820

Distributors — 2.4%
LKQ Corp.(1)	249,220	$4,610,570

		$4,610,570

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 6.1%
FEI Co.	69,460	$3,716,110
FLIR Systems, Inc.	164,340	3,282,691
InvenSense, Inc.(1)	124,070	1,482,637
National Instruments Corp.	119,705	3,012,975

		$11,494,413

Energy Equipment & Services — 1.5%
Hornbeck Offshore Services, Inc.(1)	78,490	$2,876,659

		$2,876,659

Food Products — 3.2%
Flowers Foods, Inc.	148,640	$2,999,555
Ingredion, Inc.	56,730	3,129,227

		$6,128,782

Health Care Equipment & Supplies — 4.1%
Analogic Corp.	64,070	$5,008,352
Orthofix International NV(1)	62,580	2,800,455

		$7,808,807

Health Care Providers & Services — 3.8%
ExamWorks Group, Inc.(1)	231,688	$3,456,785
MEDNAX, Inc.(1)	49,460	3,682,297

		$7,139,082

Household Products — 2.6%
Church & Dwight Co., Inc.	91,690	$4,950,343

		$4,950,343

Insurance — 3.8%
Allied World Assurance Co. Holdings, Ltd.	49,150	$3,796,837
HCC Insurance Holdings, Inc.	101,210	3,430,007

		$7,226,844

IT Services — 3.4%
Euronet Worldwide, Inc.(1)	174,520	$3,279,231
Global Cash Access Holdings, Inc.(1)	378,980	3,050,789

		$6,330,020

Life Sciences Tools & Services — 1.5%
Bruker Corp.(1)	217,850	$2,851,657

		$2,851,657

Machinery — 7.6%
Astec Industries, Inc.(1)	66,104	$2,089,547
Colfax Corp.(1)	87,100	3,193,957
RBC Bearings, Inc.(1)	89,760	4,317,456
Valmont Industries, Inc.	36,520	4,802,380

		$14,403,340

Marine — 1.8%
Kirby Corp.(1)	61,090	$3,377,055

		$3,377,055

2

Security	Shares	Value
Multiline Retail — 2.2%
Fred’s, Inc., Class A	287,990	$4,098,098

		$4,098,098

Oil, Gas & Consumable Fuels — 7.1%
Goodrich Petroleum Corp.(1)	211,240	$2,670,074
Kodiak Oil & Gas Corp.(1)	382,310	3,578,421
PDC Energy, Inc.(1)	130,860	4,139,102
WPX Energy, Inc.(1)	178,940	2,968,615

		$13,356,212

Real Estate Investment Trusts (REITs) — 6.2%
American Campus Communities, Inc.	62,420	$2,738,990
Mid-America Apartment Communities, Inc.	43,240	2,824,004
PS Business Parks, Inc.	55,199	3,688,397
Sovran Self Storage, Inc.	41,810	2,418,709

		$11,670,100

Real Estate Management & Development — 2.6%
Forestar Real Estate Group, Inc.(1)	299,179	$4,984,322

		$4,984,322

Semiconductors & Semiconductor Equipment — 4.1%
Cirrus Logic, Inc.(1)	125,330	$4,811,419
Cypress Semiconductor Corp.(1)	280,830	3,010,497

		$7,821,916

Software — 2.1%
Mentor Graphics Corp.(1)	250,700	$3,880,836

		$3,880,836

Specialty Retail — 7.3%
GNC Holdings, Inc., Class A	127,900	$4,984,263
Group 1 Automotive, Inc.	50,450	3,038,603
Lumber Liquidators Holdings, Inc.(1)	33,400	1,692,712
Select Comfort Corp.(1)	130,280	4,110,334

		$13,825,912

Total Common Stocks (identified cost $156,371,746)		$186,418,059

Short-Term Investments — 4.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$8,203	$8,203,347

Total Short-Term Investments (identified cost $8,203,347)		$8,203,347

Total Investments — 103.3% (identified cost $164,575,093)		$194,621,406

Other Assets, Less Liabilities — (3.3)%		$(6,233,382)

Net Assets — 100.0%		$188,388,024

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $5,789.

The Fund did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$164,711,567

Gross unrealized appreciation	$34,305,726
Gross unrealized depreciation	(4,395,887)

Net unrealized appreciation	$29,909,839

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$186,418,059	*	$—	$—	$186,418,059
Short-Term Investments	—		8,203,347	—	8,203,347
Total Investments	$186,418,059		$8,203,347	$—	$194,621,406

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Small-Cap Value Fund

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Airlines — 2.3%
Spirit Airlines, Inc.(1)	42,632	$728,155

		$728,155

Auto Components — 1.4%
Dana Holding Corp.	37,181	$457,326

		$457,326

Building Products — 2.0%
A.O. Smith Corp.	11,015	$633,803

		$633,803

Capital Markets — 2.0%
Stifel Financial Corp.(1)	19,117	$642,331

		$642,331

Chemicals — 6.0%
Calgon Carbon Corp.(1)	40,261	$576,135
Innophos Holdings, Inc.	10,825	524,904
RPM International, Inc.	28,012	799,463

		$1,900,502

Commercial Banks — 10.7%
First Midwest Bancorp, Inc.	38,500	$483,175
MB Financial, Inc.	28,867	570,123
National Penn Bancshares, Inc.	47,858	435,986
Prosperity Bancshares, Inc.	14,433	615,134
Trustmark Corp.	25,828	628,654
Umpqua Holdings Corp.	51,656	665,846

		$3,398,918

Communications Equipment — 2.9%
NETGEAR, Inc.(1)	24,404	$930,769

		$930,769

Construction & Engineering — 3.7%
EMCOR Group, Inc.	21,539	$614,723
MasTec, Inc.(1)	28,297	557,451

		$1,172,174

Containers & Packaging — 2.4%
AptarGroup, Inc.	14,813	$765,980

		$765,980

Electric Utilities — 3.4%
Cleco Corp.	13,199	$554,094
Portland General Electric Co.	19,656	531,498

		$1,085,592

Electrical Equipment — 1.9%
General Cable Corp.(1)	20,695	$608,019

		$608,019

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.7%
Itron, Inc.(1)	12,670	$546,710

		$546,710

Energy Equipment & Services — 2.8%
Hornbeck Offshore Services, Inc.(1)	17,092	$626,422
Oil States International, Inc.(1)	3,282	260,788

		$887,210

Food Products — 4.6%
Darling International, Inc.(1)	20,545	$375,768
J & J Snack Foods Corp.	6,448	369,664
Lancaster Colony Corp.	9,780	716,385

		$1,461,817

Health Care Equipment & Supplies — 4.9%
Teleflex, Inc.	12,154	$836,681
West Pharmaceutical Services, Inc.	13,483	715,543

		$1,552,224

Health Care Providers & Services — 2.0%
Magellan Health Services, Inc.(1)	12,481	$644,144

		$644,144

Insurance — 6.7%
Aspen Insurance Holdings, Ltd.	18,421	$561,656
National Financial Partners Corp.(1)	26,642	450,250
ProAssurance Corp.	1,804	163,154
Protective Life Corp.	13,509	354,071
Tower Group, Inc.	31,009	601,264

		$2,130,395

IT Services — 2.9%
MAXIMUS, Inc.	15,288	$912,999

		$912,999

Machinery — 5.9%
Barnes Group, Inc.	30,671	$767,082
Crane Co.	11,355	453,405
EnPro Industries, Inc.(1)	10,599	381,670
Titan International, Inc.	14,691	259,443

		$1,861,600

Oil, Gas & Consumable Fuels — 4.0%
Stone Energy Corp.(1)	25,319	$636,013
VAALCO Energy, Inc.(1)	72,618	620,884

		$1,256,897

Professional Services — 0.8%
Towers Watson & Co., Class A	5,016	$266,099

		$266,099

Real Estate Investment Trusts (REITs) — 7.7%
DuPont Fabros Technology, Inc.	19,370	$489,093
LaSalle Hotel Properties	23,074	615,845
Pebblebrook Hotel Trust	16,332	382,005
PS Business Parks, Inc.	4,880	326,082
Senior Housing Properties Trust	28,582	622,516

		$2,435,541

Road & Rail — 1.9%
Old Dominion Freight Line, Inc.(1)	20,350	$613,756

		$613,756

2

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.4%
OmniVision Technologies, Inc.(1)	32,343	$451,347

		$451,347

Software — 3.8%
Ebix, Inc.	13,660	$322,513
JDA Software Group, Inc.(1)	27,917	887,202

		$1,209,715

Specialty Retail — 4.8%
Aeropostale, Inc.(1)	29,437	$398,283
Children’s Place Retail Stores, Inc. (The)(1)	10,920	655,200
Finish Line, Inc., (The), Class A	21,080	479,359

		$1,532,842

Textiles, Apparel & Luxury Goods — 3.5%
Hanesbrands, Inc.(1)	18,516	$590,290
Iconix Brand Group, Inc.(1)	29,246	533,447

		$1,123,737

Thrifts & Mortgage Finance — 1.5%
Washington Federal, Inc.	28,487	$475,163

		$475,163

Total Common Stocks (identified cost $26,268,223)		$31,685,765

Short-Term Investments — 1.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/12	$600	$599,671

Total Short-Term Investments (identified cost $599,671)		$599,671

Total Investments — 101.5% (identified cost $26,867,894)		$32,285,436

Other Assets, Less Liabilities — (1.5)%		$(470,628)

Net Assets — 100.0%		$31,814,808

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,877,888

Gross unrealized appreciation	$5,943,690
Gross unrealized depreciation	(536,142)

Net unrealized appreciation	$5,407,548

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$31,685,765	*	$—	$—	$31,685,765
Short-Term Investments	—		599,671	—	599,671
Total Investments	$31,685,765		$599,671	$—	$32,285,436

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Special Equities Fund

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Aerospace & Defense — 1.6%
Aerovironment, Inc.(1)	36,410	$854,543

		$854,543

Auto Components — 1.4%
Dana Holding Corp.	60,410	$743,043

		$743,043

Building Products — 1.7%
Armstrong World Industries, Inc.	18,940	$878,248

		$878,248

Capital Markets — 4.8%
Affiliated Managers Group, Inc.(1)	11,390	$1,400,970
Lazard, Ltd., Class A	38,520	1,125,940

		$2,526,910

Chemicals — 3.4%
Cytec Industries, Inc.	13,890	$910,073
FMC Corp.	15,700	869,466

		$1,779,539

Commercial Banks — 5.8%
Cullen/Frost Bankers, Inc.	14,780	$848,815
First Republic Bank	38,890	1,340,149
Signature Bank(1)	13,160	882,773

		$3,071,737

Communications Equipment — 1.8%
Acme Packet, Inc.(1)	13,810	$236,151
Sycamore Networks, Inc.(1)	46,330	713,482

		$949,633

Construction & Engineering — 2.9%
Quanta Services, Inc.(1)	61,820	$1,526,954

		$1,526,954

Containers & Packaging — 1.8%
AptarGroup, Inc.	18,840	$974,216

		$974,216

Electrical Equipment — 2.8%
AMETEK, Inc.	41,745	$1,479,860

		$1,479,860

Electronic Equipment, Instruments & Components — 5.7%
FLIR Systems, Inc.	45,020	$899,274
National Instruments Corp.	34,150	859,556
Trimble Navigation, Ltd.(1)	26,330	1,254,888

		$3,013,718

1

Security	Shares	Value
Energy Equipment & Services — 4.8%
Dresser-Rand Group, Inc.(1)	11,450	$631,010
Hornbeck Offshore Services, Inc.(1)	23,520	862,008
Rowan Cos., PLC(1)	30,490	1,029,647

		$2,522,665

Food Products — 3.4%
Flowers Foods, Inc.	40,090	$809,016
Ingredion, Inc.	18,010	993,432

		$1,802,448

Health Care Providers & Services — 2.2%
MEDNAX, Inc.(1)	15,940	$1,186,733

		$1,186,733

Household Products — 2.8%
Church & Dwight Co., Inc.	27,508	$1,485,157

		$1,485,157

Insurance — 3.9%
HCC Insurance Holdings, Inc.	32,740	$1,109,558
WR Berkley Corp.	26,040	976,240

		$2,085,798

Internet Software & Services — 3.0%
VeriSign, Inc.(1)	32,070	$1,561,488

		$1,561,488

IT Services — 4.3%
Teradata Corp.(1)	20,940	$1,579,085
VeriFone Systems, Inc.(1)	24,300	676,755

		$2,255,840

Leisure Equipment & Products — 1.6%
Polaris Industries, Inc.	10,580	$855,605

		$855,605

Life Sciences Tools & Services — 1.7%
Bruker Corp.(1)	68,140	$891,953

		$891,953

Machinery — 3.6%
Colfax Corp.(1)	24,480	$897,681
Pall Corp.	15,520	985,365

		$1,883,046

Marine — 2.0%
Kirby Corp.(1)	19,280	$1,065,798

		$1,065,798

Oil, Gas & Consumable Fuels — 3.4%
Kodiak Oil & Gas Corp.(1)	106,590	$997,683
WPX Energy, Inc.(1)	48,260	800,633

		$1,798,316

Pharmaceuticals — 2.8%
Perrigo Co.	12,740	$1,480,006

		$1,480,006

2

Security	Shares	Value
Professional Services — 0.8%
Nielsen Holdings NV(1)	14,980	$449,100

		$449,100

Real Estate Investment Trusts (REITs) — 5.9%
American Campus Communities, Inc.	17,420	$764,390
Essex Property Trust, Inc.	6,050	896,852
Mid-America Apartment Communities, Inc.	11,820	771,964
Sovran Self Storage, Inc.	11,500	665,275

		$3,098,481

Road & Rail — 2.0%
Kansas City Southern	13,900	$1,053,342

		$1,053,342

Semiconductors & Semiconductor Equipment — 4.1%
Cirrus Logic, Inc.(1)	35,350	$1,357,086
Cypress Semiconductor Corp.(1)	75,730	811,826

		$2,168,912

Specialty Retail — 10.8%
Advance Auto Parts, Inc.	11,550	$790,482
GNC Holdings, Inc., Class A	41,030	1,598,939
Sally Beauty Holdings, Inc.(1)	39,930	1,001,844
Select Comfort Corp.(1)	37,190	1,173,344
Signet Jewelers, Ltd.	22,810	1,112,216

		$5,676,825

Total Common Stocks (identified cost $40,992,215)		$51,119,914

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$1,817	$1,817,020

Total Short-Term Investments (identified cost $1,817,020)		$1,817,020

Total Investments — 100.3% (identified cost $42,809,235)		$52,936,934

Other Assets, Less Liabilities — (0.3)%		$(139,227)

Net Assets — 100.0%		$52,797,707

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $1,240.

3

The Fund did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,887,612

Gross unrealized appreciation	$11,422,936
Gross unrealized depreciation	(1,373,614)

Net unrealized appreciation	$10,049,322

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$51,119,914	*	$—	$—	$51,119,914
Short-Term Investments	—		1,817,020	$—	1,817,020
Total Investments	$51,119,914		$1,817,020	$—	$52,936,934

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within

90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012